UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724
                                                      --------

                        Oppenheimer Strategic Income Fund
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
ASSET-BACKED SECURITIES--1.7%
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 2.663%,
11/25/35(1)                                                          $         1,005,104          $        996,763
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile
Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14(2)                       3,354,000                 2,549,040
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 2.963%, 5/25/34(1)                       4,482,726                 3,998,138
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 2.583%, 9/25/36(1)                      2,190,000                 2,003,449
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl. A2B, 2.583%, 5/26/36(1)                      3,506,246                 3,417,283
Capital Auto Receivables Asset Trust 2006-1, Automobile
Asset-Backed Securities, Series 2006-1, Cl. A3, 5.03%, 10/15/09                3,060,783                 3,071,544
Capital Auto Receivables Asset Trust 2007-1, Automobile
Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12                    665,000                   626,786
Capital Auto Receivables Asset Trust 2008-2, Automobile
Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.78%, 3/15/11                6,340,000                 6,325,388
Capital One Auto Finance Trust, Automobile Receivables, Series
2006-C, Cl. A4, 2.501%, 5/15/13(1)                                             3,320,000                 2,950,591
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.491%, 4/15/11(1)                       18,761,874                18,719,283
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates,
Series 2005-D, Cl. AV2, 2.753%, 10/25/35(1)                                       85,379                    84,150
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 2.583%, 5/16/36(1)                                     3,360,833                 3,297,495
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2004-1, Cl.
AF2, 2.645%, 4/25/34                                                           1,490,822                 1,440,120
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed
Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 2.583%,
10/31/36(1)                                                                    2,620,000                 2,442,267
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-Backed
Pass-Through Certificates, Series 2006-WFH4, Cl. AS, 2.583%,
11/25/36(1)                                                                    4,777,000                 4,422,145
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                                   2,010,000                 1,750,566
Series 2005-17, Cl. 1AF1, 2.683%, 5/25/36(1)                                     111,436                   110,830
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                                   1,210,000                 1,102,148
CWABS Asset-Backed Certificates Trust, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 2.603%, 12/25/29(1)                                   4,054,000                 3,625,052
CWHEQ Revolving Home Equity Loan Trust:
Asset-Backed Certificates, Series 2005-G, Cl. 2A, 2.701%,
12/15/35(1)                                                                      731,105                   326,259
Asset-Backed Certificates, Series 2006-H, Cl. 2A1A, 2.621%,
11/15/36(1)                                                                      278,276                   132,344
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2008-B, Cl. A2A, 3.81%, 6/8/11                            6,340,000                 6,320,930


                      1 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2,
11.96%, 4/15/11(2,3,4)                                               $        15,000,000          $            150
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09(2)                                      3,083,887                    92,517
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 8/15/25(2,3,4)                                     2,730,094                     2,559
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 2.693%, 11/25/35(1)                    3,137,513                 3,116,108
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 2.573%, 7/25/36(1)                     3,790,000                 3,644,868
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 2.533%, 5/15/36(1)                       166,747                   166,154
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 2.593%, 7/7/36(1)                      1,940,000                 1,846,121
First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through
Certificates, Series 2006-FFA, Cl. A3, 2.603%, 9/25/36(1)                      3,040,405                   967,871
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 6/13/11(2,4)                                    6,138,155                        --
Green Tree Financial Corp., Manufactured Housing Contract Sr.
Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%,
5/15/29                                                                        4,814,000                 3,492,462
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31              3,944,345                   890,148
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2007-3, Cl. A3, 2.821%, 6/15/12(1)                                      3,500,000                 3,491,220
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. M6, 5.363%, 6/1/35                            2,662,000                 1,345,556
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through
Certificates, Series 2006-5, Cl. A1, 5.50%, 1/25/37                            1,189,675                   382,354
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Nts., Series 2005-3, Cl. A1, 2.742%, 1/20/35(1)                   1,613,617                 1,494,918
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 2.592%,
3/20/36(1)                                                                     1,520,000                 1,453,527
Hyundai Auto Receivables Trust 2008-A, Asset-Backed Automobile
Securities, Series 2008-A, Cl. A2, 4.16%, 5/16/11                              9,775,000                 9,792,352
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 4.654%, 8/15/22(1,2)                                   20,040,000                14,162,268
Series 2007-1A, Cl. C, 5.954%, 8/15/22(1,2)                                   16,980,000                11,471,688
Series 2007-1A, Cl. D, 7.954%, 8/15/22(1,2)                                   16,980,000                10,768,716
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(1)                                       958,712                   962,629
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                         886,206                   883,284
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series
2A, Cl. C1, 0.19%, 3/24/14(1,2)                                                3,841,283                   153,651


                      2 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 2.583%, 8/25/36(1)           $         5,580,000          $      4,813,977
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 5.827%, 1/25/29(1,2)                                                 4,475,119                   581,765
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 2.583%, 7/1/36(1)                                             6,330,000                 6,089,876
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36(1)                         1,900,000                 1,897,368
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 2.563%, 7/25/36(1)                        416,963                   413,571
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 2.583%,
9/25/36(1)                                                                     6,720,000                 6,501,504
Securitized Asset-Backed Receivables LLC Trust 2007-BR2,
Asset-Backed Securities, Series 2007-BR2, Cl. A2, 2.713%,
2/25/37(1)                                                                     2,243,368                 1,524,143
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B,
Cl. B, 3.176%, 6/15/39(1)                                                      6,323,000                 3,808,891
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 2.733%,
6/25/36(1)                                                                     1,571,636                 1,562,921
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series
2006-3A, Cl. F, 19.677%, 6/7/11(1,2)                                           5,430,000                 4,778,400
Taganka Car Loan Finance plc, Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C, 5.771%, 11/14/13(1,2)                     2,715,000                 2,538,525
Terwin Mortgage Trust, Home Equity Asset-Backed Securities,
Series 2006-4SL, Cl. A1, 4.50%, 5/1/37                                           611,256                   277,023
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2,
2.583%, 7/25/36(1)                                                             3,770,000                 3,694,751
                                                                                                  ----------------
Total Asset-Backed Securities (Cost $233,527,241)                                                      178,776,407
MORTGAGE-BACKED OBLIGATIONS--28.0%
GOVERNMENT AGENCY--14.4%
FHLMC/FNMA/SPONSORED--14.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                                         5,010,623                 4,895,781
5%, 8/15/33-12/15/34                                                           8,217,229                 7,925,935
6%, 4/15/17-3/15/33                                                           22,862,288                23,375,860
6.50%, 4/15/18-8/15/32                                                        12,044,488                12,540,711
7%, 8/15/21-12/1/23                                                            4,203,008                 4,443,745
7%, 10/1/31(5)                                                                 1,943,252                 2,052,693
7.50%, 2/15/32-4/25/36                                                         7,343,698                 7,950,101
8.50%, 8/15/31                                                                   444,401                   492,804
10%, 5/15/20                                                                     170,539                   194,025
10.50%, 6/14/20                                                                  182,751                   211,393
11.50%, 11/14/16                                                                  89,848                    96,362
12%, 6/14/10-6/15/17                                                             405,872                   438,646


                      3 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                  $         7,001,570          $      7,510,047
Series 151, Cl. F, 9%, 5/15/21                                                    14,486                    14,483
Series 1562, Cl. Z, 7%, 7/15/23                                                  358,444                   376,505
Series 1590, Cl. IA, 3.55%, 10/15/23(1)                                        6,409,571                 6,433,932
Series 1674, Cl. Z, 6.75%, 2/15/24                                               316,636                   336,599
Series 2002-66, Cl. FG, 3.483%, 9/25/32(1)                                     7,111,803                 7,311,441
Series 2002-84, Cl. FB, 3.483%, 12/25/32(1)                                      415,319                   422,046
Series 2003-11, Cl. FA, 3.483%, 9/25/32(1)                                       566,750                   574,785
Series 2006-11, Cl. PS, 15.464%, 3/25/36(1)                                    2,878,270                 3,139,803
Series 2034, Cl. Z, 6.50%, 2/15/28                                                61,393                    64,154
Series 2043, Cl. ZP, 6.50%, 4/15/28                                            4,295,712                 4,502,819
Series 2053, Cl. Z, 6.50%, 4/15/28                                                60,799                    63,842
Series 2055, Cl. ZM, 6.50%, 5/15/28                                            1,529,368                 1,590,895
Series 2080, Cl. Z, 6.50%, 8/15/28                                             2,510,897                 2,637,478
Series 2173, Cl. Z, 6.50%, 7/15/29                                            10,351,647                10,710,097
Series 2326, Cl. ZP, 6.50%, 6/15/31                                            1,016,158                 1,067,450
Series 2344, Cl. FP, 3.421%, 8/15/31(1)                                        2,344,279                 2,371,943
Series 2368, Cl. TG, 6%, 10/15/16                                              1,182,290                 1,230,413
Series 2410, Cl. PF, 3.451%, 2/15/32(1,5)                                     10,958,296                11,114,356
Series 2412, Cl. GF, 3.421%, 2/15/32(1)                                        5,236,791                 5,306,088
Series 2427, Cl. ZM, 6.50%, 3/15/32                                            4,685,212                 4,921,288
Series 2435, Cl. EQ, 6%, 5/15/31                                               5,320,057                 5,444,335
Series 2451, Cl. FD, 3.471%, 3/15/32(1)                                        1,767,101                 1,793,190
Series 2453, Cl. BD, 6%, 5/15/17                                                 149,056                   155,309
Series 2461, Cl. PZ, 6.50%, 6/15/32                                              292,135                   310,323
Series 2464, Cl. FI, 3.471%, 2/15/32(1)                                        1,951,754                 1,983,622
Series 2470, Cl. AF, 3.471%, 3/15/32(1)                                        2,974,425                 3,083,253
Series 2470, Cl. LF, 3.471%, 2/15/32(1)                                        1,997,871                 2,033,233
Series 2471, Cl. FD, 3.471%, 3/15/32(1)                                        3,590,983                 3,638,038
Series 2475, Cl. FB, 3.471%, 2/15/32(1)                                        2,821,852                 2,872,882
Series 2500, Cl. FD, 2.971%, 3/15/32(1)                                          621,577                   617,796
Series 2517, Cl. GF, 3.471%, 2/15/32(1)                                        1,632,408                 1,654,199
Series 2526, Cl. FE, 2.871%, 6/15/29(1)                                          817,958                   814,186
Series 2551, Cl. FD, 2.871%, 1/15/33(1)                                          625,390                   621,616
Series 2641, Cl. CE, 3.50%, 9/15/25                                            2,543,794                 2,535,088
Series 2676, Cl. KY, 5%, 9/15/23                                               2,516,000                 2,453,994
Series 2676, Cl. TF, 3.071%, 1/15/32(1)                                        3,589,674                 3,585,794
Series 2727, Cl. UA, 3.50%, 10/15/22                                             995,437                   994,580
Series 2736, Cl. DB, 3.30%, 11/15/26                                          11,900,363                11,826,910
Series 2777, Cl. PJ, 4%, 5/15/24                                               1,069,411                 1,070,215
Series 2934, Cl. NA, 5%, 4/15/24                                               3,579,478                 3,610,667
Series 2936, Cl. PE, 5%, 2/1/35                                                2,807,000                 2,625,132
Series 2939, Cl. PE, 5%, 2/15/35                                              11,489,000                10,733,619
Series 3025, Cl. SJ, 15.689%, 8/15/35(1)                                       3,120,646                 3,444,739
Series 3035, Cl. DM, 5.50%, 11/15/25                                           8,375,951                 8,489,619
Series 3057, Cl. LG, 5%, 10/15/35                                              5,000,000                 4,669,725
Series 3094, Cl. HS, 15.322%, 6/15/34(1)                                       1,670,110                 1,804,582


                      4 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 3105, Cl. BD, 5.50%, 1/15/26                                  $         8,122,000          $      8,198,944
Series 3138, Cl. PA, 5.50%, 2/15/27                                           19,016,510                19,374,863
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 14.48%, 7/1/26(6)                                          2,473,505                   659,795
Series 183, Cl. IO, 11.232%, 4/1/27(6)                                           991,091                   222,055
Series 192, Cl. IO, 13.708%, 2/1/28(6)                                           444,985                   114,991
Series 200, Cl. IO, 13.64%, 1/1/29(6)                                            548,324                   146,455
Series 2003-13, Cl. IO, 12.658%, 3/25/33(6)                                    4,995,911                 1,328,643
Series 2003-26, Cl. DI, 13.714%, 4/25/33(6)                                    3,341,848                   779,119
Series 2003-26, Cl. IK, 17.123%, 4/25/33(6)                                      585,650                   136,537
Series 203, Cl. IO, 4.618%, 6/1/29(6)                                          1,865,987                   485,549
Series 204, Cl. IO, (6.655)%, 5/1/29(6)                                          154,036                    41,291
Series 205, Cl. IO, 11.779%, 9/1/29(6)                                         2,427,066                   684,708
Series 206, Cl. IO, (10.011)%, 12/1/29(6)                                        771,430                   217,496
Series 207, Cl. IO, (15.888)%, 4/1/30(6)                                         878,690                   247,800
Series 2074, Cl. S, 26.545%, 7/17/28(6)                                          567,321                    80,595
Series 2079, Cl. S, 32.226%, 7/17/28(6)                                          916,140                   124,135
Series 208, Cl. IO, (3.377)%, 6/1/30(6)                                        1,602,345                   435,215
Series 212, Cl. IO, 3.605%, 5/1/31(6)                                          3,594,393                   929,036
Series 214, Cl. IO, (9.007)%, 6/1/31(6)                                          859,589                   228,749
Series 216, Cl. IO, 12.771%, 12/1/31(6)                                        8,627,506                 2,458,544
Series 224, Cl. IO, 10.181%, 3/1/33(6)                                         4,709,432                 1,249,945
Series 243, Cl. 6, 8.271%, 12/15/32(6)                                         2,848,736                   846,342
Series 2526, Cl. SE, 26.227%, 6/15/29(6)                                       1,478,051                   172,987
Series 2802, Cl. AS, 75%, 4/15/33(6)                                           4,229,810                   322,698
Series 2819, Cl. S, 29.803%, 6/15/34(6)                                       12,637,550                 1,307,646
Series 2920, Cl. S, 42.871%, 1/15/35(6)                                        7,534,910                   686,483
Series 3000, Cl. SE, 70.322%, 7/15/25(6)                                       9,801,949                   662,340
Series 3004, Cl. SB, 99.999%, 7/15/35(6)                                      14,534,213                   932,803
Series 3110, Cl. SL, 93.916%, 2/15/26(6)                                       2,797,168                   196,760
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 192, Cl. PO, 5.893%, 2/1/28(7)                      444,985                   347,255
Federal National Mortgage Assn.:
4.50%, 4/25/18-8/1/20                                                         46,809,887                45,740,227
4.50%, 5/25/18(5)                                                              8,671,173                 8,485,734
5%, 12/1/17-9/25/35                                                          173,172,829               170,718,353
5%, 3/1/18-9/25/33(5)                                                         54,942,797                53,298,264
5%, 11/1/33(8)                                                                82,478,945                79,580,905
5.296%, 10/1/36                                                               63,239,678                64,277,979
5.50%, 1/25/22-9/1/36                                                        266,405,305               264,251,146
5.50%, 4/25/33-8/25/33(5)                                                     43,843,481                43,479,546
5.50%, 7/1/22-7/1/37(9)                                                       44,533,000                44,200,664
6%, 7/25/24-8/1/34                                                            62,645,976                63,659,983
6%, 11/25/32-10/25/33(5)                                                      36,025,387                36,586,578
6%, 7/1/22(9)                                                                 54,084,000                55,444,537


                      5 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
FHLMC/FNMA/SPONSORED CONTINUED
6.50%, 5/25/17-9/25/32                                               $        27,165,168          $     28,282,118
6.50%, 6/25/17(5)                                                              6,397,979                 6,677,424
7%, 11/1/17-9/25/34                                                           34,297,924                36,288,457
7.50%, 6/25/10-1/1/33                                                         12,018,803                12,981,810
8.50%, 7/1/32                                                                     82,607                    91,001
9.50%, 4/25/20-4/8/21                                                             97,678                   108,467
11%, 11/8/15-2/25/26                                                             331,700                   382,619
13%, 6/25/15                                                                      78,260                    91,776
15%, 5/9/13                                                                      232,773                   265,950
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl.
IO, 33.596%, 12/25/41(6)                                                     131,131,308                 1,235,663
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl.
IO, 36.271%, 11/25/40(6)                                                      15,390,730                   201,468
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl.
IO, 25.443%, 7/25/41(6)                                                       25,210,814                   385,236
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                335,630                   356,216
Trust 1997-45, Cl. CD, 8%, 7/18/27                                             1,856,586                 1,982,912
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                         2,236,818                 2,324,062
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                             98,813                   103,806
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                         3,890,263                 4,018,486
Trust 2001-19, Cl. Z, 6%, 5/1/31                                               2,357,515                 2,425,644
Trust 2001-44, Cl. QC, 6%, 9/25/16                                               323,925                   336,746
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                           423,294                   445,389
Trust 2001-65, Cl. F, 3.083%, 11/25/31(1)                                      4,037,319                 4,026,132
Trust 2001-69, Cl. PF, 3.483%, 12/25/31(1)                                     4,395,389                 4,477,349
Trust 2001-70, Cl. LR, 6%, 9/25/30                                               157,672                   158,533
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                             4,688,285                 4,825,391
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                          1,864,257                 1,950,075
Trust 2002-12, Cl. PG, 6%, 3/25/17                                             3,095,870                 3,220,433
Trust 2002-19, Cl. PE, 6%, 4/25/17                                             1,749,787                 1,819,006
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                          4,354,235                 4,568,284
Trust 2002-29, Cl. F, 3.483%, 4/25/32(1)                                       2,136,436                 2,175,381
Trust 2002-60, Cl. FH, 3.483%, 8/25/32(1)                                      4,187,424                 4,261,499
Trust 2002-64, Cl. FJ, 3.483%, 4/25/32(1)                                        656,157                   662,132
Trust 2002-68, Cl. FH, 2.981%, 10/18/32(1)                                     1,360,959                 1,356,552
Trust 2002-81, Cl. FM, 2.983%, 12/25/32(1)                                     2,500,417                 2,490,644
Trust 2002-9, Cl. PC, 6%, 3/25/17                                              3,485,423                 3,625,666
Trust 2003-116, Cl. FA, 2.883%, 11/25/33(1)                                      780,407                   778,492
Trust 2003-130, Cl. CS, 9.135%, 12/25/33(1)                                    3,309,832                 3,194,829
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                          5,484,000                 5,493,279
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                         12,312,000                12,222,132
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                          5,556,000                 5,565,412
Trust 2003-3, Cl. FM, 2.983%, 4/25/33(1)                                       3,059,322                 3,048,710
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                        10,264,000                10,312,949
Trust 2003-81, Cl. PW, 4%, 3/25/25                                             2,777,399                 2,777,379
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                             1,785,268                 1,782,042
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                         12,320,000                12,380,114
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                48,728                    48,620


                      6 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2004-101, Cl. BG, 5%, 1/25/20                                  $         4,413,000          $      4,407,668
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                          4,786,414                 4,796,262
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                            1,735,122                 1,843,456
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                        3,800,000                 3,788,341
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                          2,865,000                 2,818,785
Trust 2005-59, Cl. NQ, 10.669%, 5/25/35(1)                                     3,010,495                 2,905,866
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                          3,510,000                 3,298,683
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                            960,000                   946,443
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                         14,825,067                15,018,732
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                         8,055,579                 8,200,124
Trust 2006-46, Cl. SW, 15.097%, 6/25/36(1)                                     4,209,122                 4,513,115
Trust 2006-50, Cl. KS, 15.098%, 6/25/36(1)                                     3,530,883                 3,698,931
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                          9,589,892                 9,756,771
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                            311,000                   305,515
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 39.653%, 11/18/31(6)                                    4,582,656                   602,182
Trust 2001-63, Cl. SD, 17.804%, 12/18/31(6)                                      118,309                    12,528
Trust 2001-68, Cl. SC, 15.288%, 11/25/31(6)                                       81,354                    10,073
Trust 2001-81, Cl. S, 25.646%, 1/25/32(6)                                      1,070,965                   135,061
Trust 2002-28, Cl. SA, 26.666%, 4/25/32(6)                                       763,993                    87,403
Trust 2002-38, Cl. IO, 30.882%, 4/25/32(6)                                       673,077                    55,012
Trust 2002-39, Cl. SD, 22.361%, 3/18/32(6)                                     1,047,205                   120,378
Trust 2002-48, Cl. S, 25.387%, 7/25/32(6)                                      1,220,602                   143,598
Trust 2002-52, Cl. SL, 25.431%, 9/25/32(6)                                       728,332                    87,259
Trust 2002-53, Cl. SK, 22.457%, 4/25/32(6)                                       652,779                    77,440
Trust 2002-56, Cl. SN, 27.406%, 7/25/32(6)                                     1,673,998                   198,255
Trust 2002-65, Cl. SC, 35.814%, 6/25/26(6)                                     2,088,141                   189,051
Trust 2002-77, Cl. IS, 27.304%, 12/18/32(6)                                    1,146,717                   141,243
Trust 2002-77, Cl. SH, 28.939%, 12/18/32(6)                                    1,324,676                   137,471
Trust 2002-89, Cl. S, 47.773%, 1/25/33(6)                                      7,013,047                   915,191
Trust 2002-9, Cl. MS, 24.694%, 3/25/32(6)                                      1,442,767                   177,739
Trust 2003-118, Cl. S, 37.636%, 12/25/33(6)                                    8,477,063                 1,295,945
Trust 2003-23, Cl. ES, 52.738%, 10/25/22(6)                                   25,241,643                 2,219,346
Trust 2003-33, Cl. SP, 42.476%, 5/25/33(6)                                     4,911,696                   718,090
Trust 2003-4, Cl. S, 38.462%, 2/25/33(6)                                       2,536,844                   387,614
Trust 2003-46, Cl. IH, (3.70)%, 6/1/33(6)                                      1,010,359                   225,928
Trust 2005-105, Cl. S, 73.279%, 12/25/35(6)                                   11,979,280                 1,100,081
Trust 2005-40, Cl. SA, 40.097%, 5/25/35(6)                                    11,191,593                   894,845
Trust 2005-40, Cl. SB, 51.479%, 5/25/35(6)                                     5,216,386                   419,250
Trust 2005-71, Cl. SA, 51.421%, 8/25/25(6)                                     6,112,982                   545,973
Trust 2005-83, Cl. SL, 67.367%, 10/25/35(6)                                   13,534,384                 1,363,959
Trust 2005-87, Cl. SE, 94.046%, 10/25/35(6)                                   51,214,615                 3,408,855
Trust 2005-87, Cl. SG, 78.01%, 10/25/35(6)                                    13,873,023                 1,345,052
Trust 2006-119, Cl. MS, 70.445%, 12/25/36(6)                                  12,680,071                 1,296,610
Trust 2006-33, Cl. SP, 57.994%, 5/25/36(6)                                     8,559,543                   960,442
Trust 2006-34, Cl. SK, 59.663%, 5/25/36(6)                                    13,591,216                 1,648,370


                      7 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2006-42, Cl. CI, 33.62%, 6/25/36(6)                            $        12,845,360          $      1,204,060
Trust 2006-48, Cl. QA, 35.343%, 6/25/36(6)                                     9,227,769                   859,619
Trust 2006-75, Cl. SA, 62.631%, 8/25/36(6)                                     8,266,524                   771,990
Trust 2006-90, Cl. SX, 81.944%, 9/25/36(6)                                    10,719,801                   895,798
Trust 221, Cl. 2, 16.633%, 5/1/23(6)                                             981,725                   261,416
Trust 240, Cl. 2, 25.344%, 9/1/23(6)                                           1,632,451                   465,328
Trust 247, Cl. 2, 4.022%, 10/1/23(6)                                             386,764                    94,627
Trust 252, Cl. 2, 8.987%, 11/1/23(6)                                             114,535                    32,508
Trust 2682, Cl. TQ, 81.615%, 10/15/33(6)                                       4,813,338                   391,975
Trust 2981, Cl. BS, 92.822%, 5/15/35(6)                                        9,036,390                   661,389
Trust 301, Cl. 2, 7.161%, 4/1/29(6)                                            1,515,153                   386,420
Trust 303, Cl. IO, 16.335%, 11/1/29(6)                                           842,304                   240,348
Trust 313, Cl. 2, (4.812)%, 6/1/31(6)                                          5,702,161                 1,539,983
Trust 319, Cl. 2, 7.484%, 2/1/32(6)                                               88,644                    22,963
Trust 321, Cl. 2, 11.143%, 4/1/32(6)                                           7,225,397                 1,859,622
Trust 322, Cl. 2, 7.18%, 4/1/32(6)                                               358,384                    95,916
Trust 324, Cl. 2, 7.08%, 7/1/32(6)                                             5,252,627                 1,358,684
Trust 331, Cl. 5, 9.179%, 2/1/33(6)                                            6,133,692                 1,374,790
Trust 334, Cl. 12, 5.075%, 2/1/33(6)                                           7,657,437                 1,722,630
Trust 334, Cl. IO, 10.559%, 2/1/33(6)                                          4,936,201                 1,337,697
Trust 334, Cl. 5, 10.951%, 5/1/33(6)                                           3,649,076                   873,879
Trust 339, Cl. 7, 6.882%, 7/1/33(6)                                           18,058,870                 4,241,203
Trust 342, Cl. 2, 9.886%, 9/1/33(6)                                           20,305,303                 5,462,066
Trust 344, Cl. 2, 11.906%, 12/1/33(6)                                          9,525,693                 2,565,289
Trust 345, Cl. 9, 8.72%, 1/1/34(6)                                             6,306,296                 1,575,275
Trust 362, Cl. 12, 3.477%, 8/1/35(6)                                             164,334                    38,828
Trust 362, Cl. 13, 7.724%, 8/1/35(6)                                             173,577                    41,020
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 324, Cl. 1, 5.561%, 7/1/32(7)                      1,311,621                 1,007,510
                                                                                                  ----------------
                                                                                                     1,507,336,915
GNMA/GUARANTEED--0.4%
Government National Mortgage Assn.:
5.625%, 8/8/27(1)                                                                  7,995                     8,083
7%, 1/29/28-2/8/30                                                             2,080,260                 2,217,491
8%, 1/29/28-9/29/28                                                              781,746                   856,241
11%, 11/8/19                                                                      17,925                    20,062
12%, 12/9/13-9/1/15                                                               31,228                    35,625
12.50%, 12/29/13-11/29/15                                                      1,028,200                 1,155,229
13%, 10/30/15                                                                  1,623,059                 1,840,784
13.50%, 6/30/15                                                                2,140,032                 2,433,652
Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                            8,368,915                 9,094,544
Series 2000-12, Cl. ZA, 8%, 2/16/30                                            3,644,892                 3,957,642
Series 2000-7, Cl. Z, 8%, 1/16/30                                              4,311,995                 4,697,308
Series 2001-62, Cl. KZ, 6.50%, 12/16/31                                       11,390,620                11,951,829


                      8 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 25.797%, 7/16/28(6)                          $         1,838,937          $        249,800
Series 1998-6, Cl. SA, 35.616%, 3/16/28(6)                                     1,149,364                   141,718
Series 2006-47, Cl. SA, 86.712%, 8/16/36(6)                                    3,851,093                   332,464
                                                                                                  ----------------
                                                                                                        38,992,472
NON-AGENCY--13.6%
COMMERCIAL--4.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                        1,325,000                 1,307,363
Series 2008-1, Cl. AM, 6.197%, 1/1/18(1)                                       2,390,000                 2,245,106
Series 2008-1, Cl. AJ, 6.197%, 1/1/18(1)                                       2,380,000                 2,026,719
Banc of America Funding Corp., Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                         2,543,266                 2,549,309
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                           2,430,088                 2,478,357
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18,
Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2,
5.613%, 6/1/50                                                                   940,000                   918,384
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
(5.86)%, 6/22/24(6)                                                            3,223,034                    93,799
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1B, 2.493%, 8/25/08(1)                         981,886                   957,884
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through
Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                           9,286,000                 8,542,627
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through
Certificates, Series 2005-HYB8, Cl. 4A1, 5.611%, 12/20/35(1)                     565,068                   437,350
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg.
Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.915%,
3/1/49(1)                                                                      7,470,000                 7,300,489
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%,
3/1/36                                                                           650,318                   650,128
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                    27,603,000                26,884,014
Series 2007-CD4, Cl. AJ, 5.398%, 12/1/49                                       6,760,000                 5,274,379
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl.
1A13, 2.933%, 10/25/36(1)                                                      6,784,630                 5,670,122
CWABS Asset-Backed Certificates Trust 2006-8, Asset-Backed
Certificates, Series 2006-8, Cl. 2A1, 2.513%, 1/25/46(1)                       2,861,447                 2,839,524
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                         17,441,018                16,146,286
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2007-RS1, Cl. A2, 2.983%, 1/27/37(1,2)                                  4,338,691                 2,864,837


                      9 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
COMMERCIAL CONTINUED
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                             $         1,710,491          $      1,695,133
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                     6,853,197                 6,749,622
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                           570,390                   561,260
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 5.829%, 10/15/30(1,2)                              36,400,000                18,200,000
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%,
4/25/37                                                                        3,922,575                 3,792,837
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                           4,445,000                 4,436,803
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1998-C1, Cl. F, 7.183%,
5/15/30(1)                                                                     2,000,000                 1,993,031
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%,
3/10/39                                                                        9,020,000                 8,832,282
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg.
Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%,
8/1/17                                                                        19,580,000                18,549,604
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%, 11/1/39                                       1,000,000                   992,643
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through
Certificates, Series 2005-AR31, Cl. 2 A2, 5.338%, 1/1/36(1)                    1,604,608                 1,132,229
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                     9,220,000                 8,984,010
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                                      16,086,000                14,394,321
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                                       1,590,000                 1,249,279
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                      5,275,000                 5,213,810
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49(1)                                  14,520,000                14,405,568
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                        21,180,000                21,246,293
Series 2008-C2, Cl. AM, 6.799%, 2/1/51                                        12,600,000                12,426,750
Series 2008-C2, Cl. AJ, 6.799%, 2/1/51                                         8,100,000                 7,465,932
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through
Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                         14,717,464                15,166,013
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates,
Series 2006-A2, Cl. 3A4, 5.673%, 4/1/36(1)                                     7,395,200                 5,726,243
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                           8,115,000                 8,374,134
LB-UBS Commercial Mortgage Trust 2000-C3, Commercial Mtg.
Pass-Through Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25              9,326,538                 9,697,072
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg.
Pass-Through Certificates, Series 2005-C7, Cl. A2, 5.103%,
11/11/30                                                                         540,000                   539,017


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
COMMERCIAL CONTINUED
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.084%, 2/11/31   $         4,150,000          $      4,114,926
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12            21,030,000                20,582,210
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg.
Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.317%,
4/11/41(1)                                                                     6,640,000                 6,190,380
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24(2)                         428,929                   391,398
Mastr Alternative Loan Trust, CMO Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                           3,740,173                 3,409,458
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 2.933%, 10/25/36(1)                     17,906,825                16,228,307
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.658%,
5/1/39(1)                                                                      2,980,000                 2,493,581
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                            677,676                   680,882
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                         9,627,000                 9,866,096
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                                  571,000                   599,550
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2005-QA4, Cl. A32, 5.384%, 4/25/35(1,2)                     437,447                   292,159
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                        5,571,389                 5,341,637
Residential Asset Securitization Trust 2006-A9CB, Mtg.
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36               5,068,204                 5,017,153
Residential Asset Securitization Trust, Mtg. Pass-Through
Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/25/36                         3,151,467                 2,737,685
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates,
Series 2007-1, Cl. 2A1, 5.829%, 2/1/37(1)                                     24,579,266                22,581,124
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates,
Series 2007-3, Cl. 1A1, 5.658%, 6/1/37(1)                                      8,530,541                 7,998,715
Structured Asset Mortgage Investments, Inc., Mtg. Pass-Through
Certificates, Series 2002-AR3, Cl. A2, 2.998%, 9/19/32(1)                      1,728,944                 1,089,235
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%,
11/15/48                                                                       2,083,000                 2,050,103
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through Certificates,
Series 2007-A, Cl. 1A1, 5.996%, 3/1/37(1)                                     11,848,426                11,693,137
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR14, Cl. 1A7, 5.645%,
11/1/36(1)                                                                     4,521,825                 3,298,433
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 4.634%,
11/1/46(1)                                                                     4,169,539                 2,935,356


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
COMMERCIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.882%,
8/1/46(1)                                                            $        20,487,500          $     19,846,514
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.714%, 2/25/37(1,2)                                 7,426,713                 4,084,692
Series 2007-HY1, Cl. 2A4, 5.867%, 2/1/37(1,2)                                  1,736,840                 1,267,893
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.665%,
3/1/37(1)                                                                     10,380,742                 7,548,385
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.636%,
11/1/36(1)                                                                     2,029,796                 1,932,610
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.658%,
5/1/37(1)                                                                      2,118,682                 1,977,202
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg.
Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 4.81%,
4/1/47(1)                                                                      2,820,527                 1,900,189
Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg.
Pass-Through Certificates, Series 2004-EE, Cl. 3A2, 4.013%,
12/1/34(1)                                                                    19,235,535                18,985,229
Wells Fargo Mortgage-Backed Securities 2004-U Trust, Mtg.
Pass-Through Certificates, Series 2004-U, Cl. A1, 6.313%,
10/1/34(1)                                                                     3,365,261                 3,357,605
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg.
Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.833%,
10/1/34(1)                                                                    10,622,658                10,551,026
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg.
Pass-Through Certificates, Series 2004-W, Cl. B2, 4.553%,
11/1/34(1)                                                                     3,516,320                 2,572,054
                                                                                                  ----------------
                                                                                                       484,625,487
MANUFACTURED HOUSING--0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.099%,
9/25/36(1)                                                                    16,746,301                16,019,915
MULTIFAMILY--0.6%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2003-E, Cl. 2A2, 4.606%, 6/25/33(1)                       7,891,939                 7,874,022
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2, 4.13%, 1/19/34(1)                      14,569,057                14,453,873
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through
Certificates, Series 2007-HY1, Cl. 1A1, 5.694%, 4/25/37(1)                    14,812,127                13,836,313
WaMu Mortgage Pass-Through Certificates 2003-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2003-AR10, Cl. A7, 4.056%,
10/1/33(1)                                                                     3,160,000                 3,089,264


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 2A1, 5.54%,
4/1/36(1)                                                            $        27,608,575          $     26,807,413
                                                                                                  ----------------
                                                                                                        66,060,885
OTHER--0.1%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.762%, 2/25/32(1)                                    5,495,380                 5,401,518
RESIDENTIAL--8.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2007-4, Cl. A4, 5.936%, 7/1/17(1)                                      10,600,000                10,115,575
Series 2007-4, Cl. AM, 6.003%, 8/1/17(1)                                      16,580,000                15,201,826
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 12A2, 4.388%, 5/1/34(1,2)                                  10,226,347                 9,510,502
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates,
Series 2004-9, Cl. 23A1, 5.028%, 11/1/34(1)                                    9,809,842                 9,526,835
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg.
Pass-Through Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36               10,650,000                 9,508,873
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.572%,
2/1/37(1)                                                                     10,428,578                 9,980,056
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through
Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35                          9,661,334                 8,886,042
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through
Certificates, Series 2005-27, Cl. 2A1, 5.50%, 12/1/35                          8,520,377                 7,836,572
CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through
Certificates, Series 2005-31, Cl. 2A4, 5.49%, 1/1/36(1,2)                      3,766,966                 2,448,528
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through
Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35                           5,301,000                 4,646,317
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through
Certificates, Series 2007-HY3, Cl. 1A1, 5.702%, 6/1/47(1)                     10,014,847                 8,769,250
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
Certificates:
Series 2007-HY4, Cl. 1A1, 6.094%, 9/25/47(1)                                  30,076,992                27,069,293
Series 2007-HY4, Cl. 1A2, 6.094%, 9/1/47(1,2)                                 10,231,063                 7,059,434
Series 2007-HY4, Cl. 2A2, 6.23%, 11/1/37(1,2)                                  2,395,677                 1,653,017
Series 2007-HY4, Cl. 3A2, 6.402%, 11/1/37(1,2)                                 2,397,192                 1,654,062
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through
Certificates:
Series 2007-HY5, Cl. 1A2, 5.932%, 9/1/37(1,2)                                 11,195,530                 8,284,692
Series 2007-HY5, Cl. 2A2, 6.005%, 9/1/37(1,2)                                  2,785,549                 2,061,306
Series 2007-HY5, Cl. 3A2, 6.204%, 9/1/37(1,2)                                  7,116,398                 5,266,135
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg.
Pass-Through Certificates, Series 2007-C6, Cl. A2, 5.889%,
8/1/12(1)                                                                      2,810,000                 2,774,464
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg.
Pass-Through Certificates, Series 2008-C7, Cl. A4, 6.299%,
12/1/49(1)                                                                     9,690,000                 9,484,578


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
RESIDENTIAL CONTINUED
Citigroup Mortgage Loan Trust, Inc. 2005-2, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2005-2, Cl.
1A3, 4.952%, 5/1/35(1)                                               $        11,431,377          $     10,534,282
Citigroup Mortgage Loan Trust, Inc. 2005-3, Asset-Backed
Pass-Through Certificates, Series 2005-3, Cl. 2A4, 5.196%,
8/1/35(1)                                                                     21,873,420                20,296,814
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Asset-Backed
Pass-Through Certificates, Series 2006-AR1, Cl. 3A2, 5.50%,
3/1/36(1,2)                                                                   11,691,629                 8,008,766
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Asset-Backed
Pass-Through Certificates, Series 2006-AR2, Cl. 1AB, 5.591%,
3/1/36(2)                                                                     10,637,600                 7,020,816
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 1A2, 5.526%, 3/1/36(1)                     24,818,244                23,151,935
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl.
AMFX, 5.366%, 12/1/49                                                         14,345,000                12,749,301
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2006-A1, Cl.
2A1, 5.25%, 3/1/21                                                             6,681,277                 6,413,549
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl.
2A1, 5.50%, 10/1/21                                                            8,263,540                 7,832,654
CitiMortgage Alternative Loan Trust 2007-A2, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2007-A2, Cl.
1A5, 6%, 2/25/37                                                              15,126,404                13,935,408
COMM 2007-C9 Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-C9, Cl. A4, 6.01%, 7/1/17(1)                        10,720,000                10,282,672
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                          6,732,546                 5,929,763
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through
Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                          1,239,050                 1,193,503
CWALT Alternative Loan Trust 2006-43CB, Mtg.Pass-Through
Certificates, Series 2006-43CB, Cl. 1A10, 6%, 2/1/37                          41,112,694                34,205,350
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates,
Series 2004-5, Cl. 2A1, 4.485%, 5/1/34(1)                                      1,205,323                 1,182,533
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 3A1, 4.56%, 9/25/35(1)                                   13,144,555                12,598,776
Series 2005-AR6, Cl. 1A4, 4.689%, 9/1/35(1)                                    4,522,034                 4,466,190
GSR Mortgage Loan Trust 2007-AR1, Mgt. Pass-Through Certificates,
Series 2007-AR1, Cl. 2A1, 5.998%, 3/1/37(1)                                   54,200,852                50,048,535
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates,
Series 2007-AR1, Cl. 4A1, 5.832%, 3/1/37(1,2)                                 10,203,699                 9,248,531
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates,
Series 2007-A1, Cl. 7A1, 5.299%, 7/1/35(1,2)                                  17,017,101                15,996,075
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates,
Series 2007-A3, Cl. 3A3, 6.024%, 5/1/37(1,2)                                   4,993,286                 3,601,408


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
RESIDENTIAL CONTINUED
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg.
Pass-Through Certificates, Series 2007-C7, Cl. A3, 5.866%, 9/11/45   $         3,200,000          $      3,059,590
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10,
Cl. 2A3B, 5.55%, 1/25/36                                                       1,712,421                 1,671,079
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. 1A1, 4.857%, 4/1/36(1)                        5,221,043                 5,139,227
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.073%, 10/25/36(1)                     13,454,947                13,022,714
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.812%, 9/1/37(1,2)                      7,450,268                 6,705,241
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A5, 6%, 9/25/36                                                          12,888,601                12,535,699
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                           3,297,915                 3,278,071
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36                             2,056,755                 1,988,069
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                         5,088,046                 4,878,226
Residential Asset Securitization Trust 2005-A14, Mtg.
Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35             9,429,000                 7,661,944
Residential Asset Securitization Trust 2005-A6CB, Mtg.
Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35               16,219,645                14,762,131
Residential Funding Mortgage Securities I, Inc., Mtg.
Pass-Through Certificates, 5.777%, 7/1/37(1,2)                                 8,467,385                 5,927,170
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                        100,852                   100,594
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                             372,080                   370,369
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                              2,407,000                 2,430,128
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security:
Series 1995-3, Cl. 1IO, 9.073%, 9/15/25(6)                                    31,217,251                   215,511
Series 1992-2, Cl. IO, 13.648%, 9/15/22(6)                                    13,552,056                   256,260
Series 1995-2B, Cl. 2IO, 7.142%, 6/15/25(6)                                      915,010                    17,784
WaMu Asset-Backed Certificates 2005-AR12 Trust, Mtg. Asset-Backed
Certificates, Series 2007-AR12, Cl. 1A8, 4.833%, 10/1/35(1)                   10,314,823                10,028,536
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg.
Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.046%,
9/25/33(1)                                                                     5,533,568                 5,297,644
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR14, Cl. 1A1, 5.053%,
12/1/35(1)                                                                    11,483,536                11,188,462
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 5.933%,
9/1/36(1)                                                                     13,532,393                13,452,696


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
RESIDENTIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR14, Cl. 2A4, 5.759%,
11/1/36(1)                                                           $         1,350,921          $        945,645
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.473%, 2/1/37(1)                                   51,021,941                48,141,518
Series 2007-HY1, Cl. 5A1, 5.774%, 2/1/37(1)                                   29,268,880                26,559,665
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates:
Series 2007-HY2, Cl. 1A1, 5.622%, 12/1/36(1)                                  33,985,436                31,896,789
Series 2007-HY2, Cl. 1A2, 5.622%, 12/1/36(1,2)                                 4,053,582                 2,837,507
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 4A1, 5.348%,
3/1/37(1)                                                                     33,903,179                31,655,727
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 4A1, 5.502%,
9/25/36(1)                                                                    29,371,146                28,173,459
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.698%,
6/25/37(1)                                                                    15,120,857                14,037,823
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.878%,
7/1/37(1)                                                                      8,472,122                 7,624,339
Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg.
Pass-Through Certificates, Series 2004-EE, Cl. 3A1, 4.013%,
12/1/34(1)                                                                     8,021,403                 7,917,023
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.365%,
9/1/34(1)                                                                      1,183,526                 1,152,314
Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR12, Cl. 2A6, 4.321%,
7/1/35(1)                                                                      6,134,630                 5,860,098
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.944%,
10/1/35(1)                                                                     7,478,884                 7,216,631
Wells Fargo Mortgage-Backed Securities 2006-12 Trust, Mtg.
Pass-Through Certificates, Series 2006-12, Cl. A1, 6%, 10/25/36                6,307,116                 6,318,858
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 5.005%, 7/1/36(1,2)                                 2,694,981                 1,967,336
Series 2006-AR10, Cl. 4A2, 5.561%, 7/1/36(1,2)                                 9,366,054                 6,837,219
Series 2006-AR10, Cl. 5A3, 5.595%, 7/1/36(1)                                   4,641,946                 4,537,170
Series 2006-AR10, Cl. 5A6, 5.595%, 7/1/36(1)                                  45,047,562                43,413,849
Series 2006-AR10, Cl. 2A2, 5.646%, 7/1/36(1,2)                                 6,247,110                 4,560,390
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR13, Cl. A2, 5.752%, 9/1/36(1)                                   37,890,028                36,803,645
Series 2006-AR13, Cl. A4, 5.752%, 9/1/36(1)                                   29,050,000                26,543,595


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 5.24%,
4/1/36(1)                                                            $         7,072,552          $      6,811,509
                                                                                                  ----------------
                                                                                                       896,233,472
                                                                                                  ----------------
Total Mortgage-Backed Obligations (Cost $3,003,389,512)                                              3,014,670,664
U.S. GOVERNMENT OBLIGATIONS--2.1%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.375%, 4/15/09                                                               26,370,000                26,483,681
3.75%, 6/28/13                                                                46,445,000                45,665,885
5.25%, 5/21/09                                                                25,770,000                26,309,315
Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 4/9/13(10)                                                             47,710,000                45,980,035
3.375%, 5/19/11                                                               23,095,000                23,009,271
3.875%, 7/12/13                                                                8,110,000                 8,013,540
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 6.135%,
1/15/21(11)                                                                   53,130,000                29,323,722
U.S. Treasury Bonds, STRIPS, 4.955%, 2/15/16(5,11)                            23,896,000                17,775,302
                                                                                                  ----------------
Total U.S. Government Obligations (Cost $218,255,992)                                                  222,560,751
FOREIGN GOVERNMENT OBLIGATIONS--24.9%
ARGENTINA--0.5%
Argentina (Republic of) Bonds:
3.092%, 8/3/12(1)                                                             29,085,001                24,577,914
7%, 10/3/15                                                                    5,800,000                 4,039,700
Series GDP, 0.971%, 12/15/35(1)                                               23,710,000                 2,359,145
Series V, 7%, 3/28/11                                                         14,317,000                12,270,068
Series VII, 7%, 9/12/13                                                        9,540,000                 7,314,399
                                                                                                  ----------------
                                                                                                        50,561,226
AUSTRALIA--0.2%
New South Wales Treasury Corp. Sr. Unsec. Nts., Series 17RG,
5.50%, 3/1/17                                                                 26,300,000   AUD          22,725,335
AUSTRIA--0.2%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16               10,751,000   EUR          16,031,794
BELGIUM--0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                             9,970,000   EUR          15,411,007
BRAZIL--2.5%
Banco Nac de Desen Econo Nts., 6.369%, 6/16/18(12)                            13,550,000                13,550,000
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                   34,465,000                35,223,230
8%, 1/15/18                                                                   36,080,000                40,157,040
8.75%, 2/4/25                                                                  1,815,000                 2,276,010
8.875%, 10/14/19                                                              21,300,000                26,720,850
10.50%, 7/14/14                                                               17,798,000                22,558,965
Brazil (Federal Republic of) Letras Tesouro Nacional Treasury
Bills, 0%, 1/1/09(11)                                                         57,340,000   BRR          33,507,867
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10                                                                  58,026,000   BRR          33,855,006
10%, 1/1/12                                                                   29,874,000   BRR          17,278,879


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
10%, 1/1/17                                                                   58,901,000   BRR    $     31,116,012
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                              7,950,000                 8,923,875
                                                                                                  ----------------
                                                                                                       265,167,734
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                 7,080,000                 8,062,350
8.25%, 1/15/15(12)                                                             6,790,000                 7,732,113
                                                                                                  ----------------
                                                                                                        15,794,463
CANADA--0.6%
Canada (Government of) Nts.:
3.75%, 6/1/12                                                                 45,330,000   CAD          44,966,364
4.25%, 12/1/09                                                                22,370,000   CAD          22,226,307
                                                                                                  ----------------
                                                                                                        67,192,671
COLOMBIA--0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(12)                       9,427,000,000   COP           3,633,841
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                               10,402,000                11,156,145
10.75%, 1/15/13                                                                8,000,000                 9,720,000
12%, 10/22/15                                                             14,703,000,000   COP           7,354,804
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                4,050,000                 4,627,125
11.75%, 3/1/10                                                             5,175,000,000   COP           2,690,797
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                           4,010,000                 4,641,575
EEB International Ltd., Sr. Unsec. Bonds, 8.75%, 10/31/14(12)                  8,730,000                 9,297,450
                                                                                                  ----------------
                                                                                                        53,121,737
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                          5,424,000                 7,003,740
DENMARK--0.1%
Denmark (Kingdom of) Bonds, 5%, 11/15/13                                      61,775,000   DKK          13,116,134
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%,
1/23/18(2)                                                                     2,626,423                 2,718,348
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%,
9/27/11(2)                                                                     1,344,859                 1,378,481
                                                                                                  ----------------
                                                                                                         4,096,829
EGYPT--0.2%
Egypt (The Arab Republic of) Treasury Bills, Series 364, 8.371%,
1/6/09(11)                                                                    24,925,000   EGP           4,417,668
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12(12)                                                                   77,705,000   EGP          14,126,196
                                                                                                  ----------------
                                                                                                        18,543,864
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34(2)                                                             4,802,000                 5,114,130
7.65%, 6/15/35(12)                                                            10,425,000                10,842,000
                                                                                                  ----------------
                                                                                                        15,956,130


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
FRANCE--2.0%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16                                                                43,580,000   EUR    $     61,983,174
4%, 10/25/38                                                                  32,750,000   EUR          43,677,581
France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                                52,505,000   EUR          79,184,474
4.50%, 7/12/12                                                                20,785,000   EUR          32,377,528
                                                                                                  ----------------
                                                                                                       217,222,757
GERMANY--1.9%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                                      51,095,000   EUR          77,422,030
Series 05, 4%, 1/4/37                                                         31,295,000   EUR          42,709,491
Series 07, 4.25%, 7/4/17                                                      57,630,000   EUR          88,763,574
                                                                                                  ----------------
                                                                                                       208,895,095
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(2)                                   9,290,000                 9,591,925
GREECE--0.3%
Greece (Republic of) Bonds, 4.60%, 5/20/13                                    23,195,000   EUR          35,617,476
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11(12)                                                            3,052,000                 3,494,540
10.25%, 11/8/11                                                                3,208,000                 3,673,160
                                                                                                  ----------------
                                                                                                         7,167,700
INDONESIA--0.6%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14(12)                                                            22,015,000                21,794,850
6.90%, 1/17/18(12)                                                            15,300,000                14,468,216
7.25%, 4/20/15(12)                                                            11,655,000                11,742,413
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38(12)                    7,320,000                 6,917,400
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(12)                      13,940,000                14,253,650
                                                                                                  ----------------
                                                                                                        69,176,529
ISRAEL--0.4%
Israel (State of) Bonds:
5.50%, 2/28/17                                                                60,080,000   ILS          17,499,029
Series 2682, 7.50%, 3/31/14                                                   68,180,000   ILS          22,080,707
                                                                                                  ----------------
                                                                                                        39,579,736
ITALY--0.5%
Italy (Republic of) Nts., Certificati di Credito del Tesoro,
4.20%, 7/1/09(1)                                                              30,845,000   EUR          48,554,869
JAPAN--5.0%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10                                         16,095,000,000   JPY         151,996,460
5 yr., Series 72, 1.50%, 6/20/13                                          18,435,000,000   JPY         176,297,871
10 yr., Series 277, 1.60%, 3/20/16(9)                                      8,399,000,000   JPY          80,562,692
10 yr., Series 279, 2%, 3/20/16                                            2,986,000,000   JPY          29,463,863


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
20 yr., Series 61, 1%, 3/20/23(9)                                          4,997,000,000   JPY    $     41,311,451
20 yr., Series 73, 2%, 12/20/24(9)                                         3,747,000,000   JPY          35,080,968
20 yr., Series 75, 2.10%, 3/20/25(9)                                       2,082,000,000   JPY          19,741,560
                                                                                                  ----------------
                                                                                                       534,454,865
MALAYSIA--0.2%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%,
7/31/12(2)                                                                    59,778,000   MYR          21,770,718
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15                   14,245,000   MYR           4,342,164
                                                                                                  ----------------
                                                                                                        26,112,882
MEXICO--0.9%
Mexican Williams Sr. Nts., 3.578%, 11/15/08(1,2)                               1,500,000                 1,512,300
United Mexican States Bonds:
Series M7, 8%, 12/24/08(1)                                                   634,570,000   MXN          61,453,568
Series MI10, 8%, 12/19/13                                                    319,920,000   MXN          29,734,350
                                                                                                  ----------------
                                                                                                        92,700,218
NEW ZEALAND--0.2%
New Zealand (Government of) Bonds, 7%, 7/15/09                                22,470,000   NZD          17,146,048
NIGERIA--0.9%
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09             212,600,000   NGN           1,835,201
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                                         1,234,633                 1,213,884
Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.186%, 1/8/09(2,11)                                           1,953,600,000   NGN          15,762,782
Series 364, 9.17%, 2/5/09(11)                                              1,532,400,000   NGN          12,277,149
Series 364, 9.30%, 4/9/09(11)                                                440,900,000   NGN           3,470,242
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                                                  1,559,500,000   NGN          12,939,025
Series 3Y1S, 15%, 1/27/09(2)                                                 294,000,000   NGN           2,566,558
Series 5 yr., 9.50%, 2/23/12(2)                                              697,500,000   NGN           5,861,096
Series 5Y, 9.50%, 8/31/12(2)                                               1,552,000,000   NGN          13,015,117
Series 5Y13, 12.99%, 9/29/11                                                 524,300,000   NGN           4,939,719
Series 7Y16, 11.99%, 12/22/13                                                857,700,000   NGN           7,789,662
Series 7YR, 12.74%, 10/27/13                                                 341,700,000   NGN           3,190,341
Series 10 yr., 9.35%, 8/31/17(2)                                           1,487,100,000   NGN          11,170,763
                                                                                                  ----------------
                                                                                                        96,031,539
PANAMA--0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                10,705,000                10,919,100
7.25%, 3/15/15                                                                34,968,000                37,765,440
8.875%, 9/30/27                                                                4,925,000                 6,242,438
9.375%, 4/1/29                                                                 5,500,000                 7,218,750
                                                                                                  ----------------
                                                                                                        62,145,728
PERU--1.6%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                                61,210,000   PEN          21,901,151
9.91%, 5/5/15                                                                 70,149,000   PEN          27,662,961


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Series 7, 8.60%, 8/12/17                                                      71,402,000   PEN    $     26,745,190
Series 8-1, 12.25%, 8/10/11                                                   94,570,000   PEN          37,863,925
Peru (Republic of) Certificates of Deposit:
3.742%, 7/3/08(2,11)                                                           5,685,000   PEN           1,919,232
3.925%, 10/20/08(2,11)                                                        15,425,000   PEN           5,083,817
4.066%, 4/13/09(2,11)                                                          1,533,000   PEN             493,888
4.163%, 7/9/09(2,11)                                                          23,137,000   PEN           7,453,450
5.711%, 1/5/09(11)                                                            71,423,000   PEN          23,321,304
5.719%, 11/6/08(11)                                                           28,450,000   PEN           9,392,391
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16(11)                               14,323,134                 9,612,255
                                                                                                  ----------------
                                                                                                       171,449,564
PHILIPPINES--0.6%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                   25,470,000                27,380,250
8.375%, 2/15/11                                                                5,050,000                 5,375,094
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                24,779,000                25,799,895
9%, 2/15/13                                                                      930,000                 1,025,325
                                                                                                  ----------------
                                                                                                        59,580,564
POLAND--0.0%
Poland (Republic of) Bonds, Series WS0922, 5.75%, 9/23/22                      8,880,000   PLZ           3,850,688
SUPRANATIONAL--0.0%
European Investment Bank:
Sr. Unsec. Nts., Series 0979/0100, 6.25%, 9/30/10                              2,480,000   NZD           1,839,498
Sr. Unsec. Nts., 6.75%, 11/17/08                                               3,305,000   NZD           2,506,748
                                                                                                  ----------------
                                                                                                         4,346,246
THE NETHERLANDS--0.2%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                                9,860,000   EUR          15,620,386
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17                              5,815,000   EUR           8,961,870
                                                                                                  ----------------
                                                                                                        24,582,256
TURKEY--1.5%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                                 11,135,000                10,411,225
7%, 9/26/16                                                                   20,140,000                19,384,750
14%, 1/19/11(1)                                                               38,490,000   TRY          27,632,750
Turkey (Republic of) Bonds.:
15.861%, 10/7/09(11)                                                          46,140,000   TRY          29,189,196
16%, 3/7/12(1)                                                                70,645,000   TRY          47,278,287
18.163%, 8/13/08(11)                                                          18,130,000   TRY          14,512,593
Turkey (Republic of) Nts., 7.25%, 3/15/15                                     10,915,000                10,819,494
                                                                                                  ----------------
                                                                                                       159,228,295
UKRAINE--0.2%
Bayerische Hypo- und Vereinsbank AG for the City of Kiev, Ukraine
Nts., 8.625% 7/15/11(2)                                                       20,560,000                20,354,400
UNITED KINGDOM--0.7%
United Kingdom Treasury Bonds:
5%, 3/7/18                                                                    11,190,000   GBP          22,080,218


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
6%, 12/7/28                                                                   23,120,000   GBP    $     51,635,956
                                                                                                  ----------------
                                                                                                        73,716,174
URUGUAY--0.5%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                                                167,100,000   UYU           9,445,176
7.625%, 3/21/36                                                                8,155,000                 8,391,495
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                                  232,960,000   UYU          15,209,066
8%, 11/18/22                                                                  19,500,000                20,913,750
                                                                                                  ----------------
                                                                                                        53,959,487
VENEZUELA--0.7%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                                     3,580,000                 3,150,400
9.25%, 9/15/27                                                                36,850,000                34,675,850
Venezuela (Republic of) Nts., 10.75%, 9/19/13                                 17,150,000                17,878,875
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                          18,355,000                14,812,944
                                                                                                  ----------------
                                                                                                        70,518,069
                                                                                                  ----------------
Total Foreign Government Obligations (Cost $2,640,501,776)                                           2,670,705,774
CORPORATE BONDS AND NOTES--18.4%
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15(12)                  3,594,000                 3,576,030
AES Panama SA, 6.35% Sr. Nts., 12/21/16(12)                                    4,230,000                 4,258,146
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                      1,709,386                 1,782,035
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                 7,835,000                 8,067,441
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                                       4,496,000                 4,394,840
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                         5,225,000                 5,094,375
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B,
4/15/14                                                                        7,780,000                 7,935,600
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                         12,160,000                13,072,000
8.875% Nts., 11/17/14(12)                                                      7,235,000                 7,777,625
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17(12)                15,650,000   BRR           8,029,521
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                       2,255,000                 2,012,588
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36              33,200,000   MXN           2,644,900
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11(2)                                           38,178                    32,070
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                           1,050,000                   845,250
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09(12)                                189,072                   153,148
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                  5,200,000                 4,199,000
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05(2,3,4)                                                                3,462,000                        --
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                 570,000                   578,550
7.50% Sr. Nts., 5/1/12                                                         5,525,000                 5,607,875
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09(2,3,4)                        11,587,000                        --
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18(12)                        7,255,000                 7,581,475


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15         $         4,835,000          $      4,774,563
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26(12)                  20,640,838                20,537,634
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14             5,135,000                 4,133,675
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                9,370,000   EUR          13,286,534
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14                  7,040,000   EUR          10,430,703
Banco BMG SA, 9.15% Nts., 1/15/16(12)                                         17,395,000                17,742,900
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21(1,12)                      5,425,000                 5,425,000
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(12)                       4,617,000                 3,439,665
Banco Invex SA, 25.874% Mtg. Backed Certificates, Series 062U,
3/13/34(1,13)                                                                 17,677,286   MXN           7,114,928
Banco Pine SA, 7.375% Sr. Unsec. Nts., 6/17/10(12)                            10,210,000                10,197,238
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                 34,985,000   EUR          50,346,364
4.50% Sr. Sec. Nts., 7/13/21                                                  16,300,000   EUR          22,778,605
Barclays Bank plc, 6.278% Perpetual Bonds(14)                                 17,640,000                14,573,639
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15(12)                       2,775,000                 2,795,813
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18(9)                           1,885,000                 1,892,069
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                              2,280,000                 2,325,600
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                    8,525,000                 7,416,750
Biomet, Inc., 10% Sr. Unsec. Bonds, 10/15/17(12)                               3,020,000                 3,238,950
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(12)                       13,570,000                13,502,150
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.(12,14)                    17,200,000                15,845,896
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                        10,525,000                10,367,125
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
4/15/15(15)                                                                    5,180,000                 4,662,000
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr. Sec.
Nts., 10/1/15                                                                  5,995,000                 4,473,769
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13(12)                                   3,300,000                 2,829,750
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07(2,3,4)             21,747,000                        --
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09(2)                                3,285,000                 3,137,175
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                      10,540,000                10,223,800
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                   2,625,000                 2,533,125
Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts., 3/15/14(16)                          5,045,000                 4,817,975
Citigroup, Inc., 8.40% Perpetual Bonds, Series E(14)                           6,785,000                 6,458,370
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                          12,240,000                11,413,800
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17                    12,120,000                 4,999,500
Cloverie plc, 7.053% Sec. Nts., Series 2005-93, 12/20/10(1,2)                  6,700,000                 5,597,180
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15                3,640,000                 3,680,950
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                                  4,495,000                 4,495,000
8.375% Sr. Nts., 12/15/14                                                      2,510,000                 2,553,925
Copano Energy LLC/Copano Energy Finance Corp., 7.75% Sr. Nts.,
6/1/18(12)                                                                     6,910,000                 6,771,800
Coriolanus Ltd.:
3.359% Pass-Through Sec. Nts., 12/31/17(2,11)                                 61,920,000   BRR          24,720,105
10.62% Sec. Nts., 8/10/10(2)                                                   9,200,000                 5,428,000


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                  $         1,915,000          $      1,852,763
7.50% Sr. Nts., 5/1/11                                                         4,220,000                 4,262,200
Credit Suisse First Boston International, Export-Import Bank of
Ukraine, 8.40% Sec. Nts., 2/9/16                                              15,660,000                14,133,150
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                 7,750,000                 7,788,750
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28,
Tranche 1, 11/25/09                                                          136,600,000   RUR           5,707,525
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23, Tranche 1,
9/30/09                                                                      134,000,000   RUR           5,556,041
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                                  9,215,000                 8,892,475
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                       1,912,000                 1,563,060
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                                3,135,000                 3,197,700
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                               9,071,000                10,717,985
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                         3,035,000                 3,035,000
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                                     1,795,000   EUR           2,592,972
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                        2,609,000                 2,589,433
9.875% Sr. Sub. Nts., 8/15/13                                                  4,627,000                 4,175,868
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08(2)                               2,005,000                 2,007,506
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                        1,991,000                 1,906,383
8.875% Sr. Unsec. Nts., 3/15/11                                                  641,000                   573,695
DRS Technologies, Inc., 6.625% Sr. Nts., 2/1/16                                5,090,000                 5,191,800
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                            6,895,000                 6,670,913
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                             6,880,000                 6,467,200
Eirles Two Ltd.:
4.692% Sec. Nts., Series 335, 4/30/12(1,2)                                    16,700,000                14,153,250
6.082% Sec. Nts., Series 324, 4/30/12(1,2)                                    14,300,000                11,597,300
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10(12)                        8,680,000   BRR           5,834,134
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                     2,700,000                 2,544,750
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                                   1,925,000                 1,780,625
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66(1)              8,610,000                 8,626,988
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09(2,3,4)                                               2,196,653   EUR                  --
10.75% Sr. Unsec. Sub. Nts., 12/15/09(2,3,4)                                   6,378,763                        --
Exsportfinans ASA, 3.50% Nts., 2/11/11(1)                                     50,480,000   EUR          72,301,622
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18                       7,665,000                 7,550,025
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12                          7,950,000                 8,000,793
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                       4,515,000                 4,560,150
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                 11,825,000                12,494,768
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts.,
6/15/11                                                                        3,125,000                 3,250,000
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                                       75,000                    76,875
Gazprom Capital SA:
7.288% Sr. Unsec. Nts., 8/16/37(12)                                           41,570,000                37,620,850
8.146% Sr. Unsec. Bonds, 4/11/18(2)                                           20,170,000                21,783,600
8.625% Sr. Unsec. Nts., 4/28/34(12)                                           20,135,000                22,237,094


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Gazprom International SA, 7.201% Unsec. Bonds, 2/1/20(12)            $         4,879,800          $      4,879,800
General Motors Acceptance Corp., 8% Bonds, 11/1/31                             9,760,000                 6,367,239
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                  9,435,000                 8,030,647
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                           2,800,000                 2,796,500
9% Sr. Unsec. Nts., 7/1/15                                                     1,790,000                 1,794,475
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14              6,660,000                 5,927,400
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11                 7,695,000                 7,483,388
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13(4,12)                       4,925,000                 3,669,125
GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17(12)                  14,220,000                14,323,749
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16(12)               9,370,000                 7,823,950
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A(12,14)                        16,300,000                11,436,895
HCA, Inc.:
6.375% Nts., 1/15/15                                                           6,620,000                 5,527,700
9.25% Sr. Sec. Nts., 11/15/16                                                  3,635,000                 3,753,138
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                             4,420,000                 4,773,600
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts.,
1/15/16(12)                                                                    4,475,000                 4,609,250
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                 1,110,000                 1,021,200
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                            4,375,000                 4,003,125
HSBC Bank plc:
10.221% Sr. Unsec. Nts., 7/8/09(11)                                           17,190,000                17,171,091
12.045% Sr. Unsec. Nts., 1/12/10(11)                                          22,570,000                18,814,352
12.989% Sr. Unsec. Nts., 3/9/09(11)                                           17,190,000                16,443,954
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(1)                       14,800,000                11,890,616
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(12)                                           3,440,000                 3,010,000
9.25% Sr. Nts., 10/16/13(12)                                                  40,440,000                40,844,400
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15                                                1,911,000                 1,681,680
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                            915,000                   841,800
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12(1)                                               805,000                   839,213
11.625% Sr. Unsec. Nts., 10/15/10(2)                                              79,000                    81,765
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22(1,12)                                                   18,530,000                16,648,204
6.625% Nts., 10/3/12(12)                                                      17,600,000                17,390,102
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                     7,030,000                 4,455,263
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(2)                          18,943,665                21,122,186
Inter-American Development Bank:
6.26% Nts., 12/8/09(1)                                                         7,510,000   BRR           4,743,232
9.891% Nts., 1/25/12(1,2)                                                  5,369,714,366   COP           3,027,366
Invista, Inc., 9.25% Sr. Nts., 5/1/12(12)                                      2,165,000                 2,224,538
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                       4,455,000                 4,499,550
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12(12)                                                   4,195,000                 4,352,313
8.80% Sr. Nts., 1/30/17(12)                                                    5,240,000                 5,462,700


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14         $        13,210,000          $      9,379,100
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                  2,715,000                 2,902,574
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(12)                           20,225,000                20,703,968
iStar Financial, Inc., 3.326% Sr. Unsec. Nts., 3/16/09(1)                      3,320,000                 3,144,671
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                               4,125,000                 3,609,375
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(14)                      6,360,000                 5,981,135
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35(2)                                                   21,511,276   MXN           1,989,132
21.982% Mtg. Backed Certificates, Series 06U, 9/25/35(1)                      12,848,551   MXN           5,158,505
JPMorgan Securities Ltd., Red Square Capital Ltd., 9%
Collateralized Debt Obligation Nts., 11/20/08(12)                            217,000,000   RUR           8,678,279
JSC Astana Finance, 9.16% Nts., 3/14/12(2)                                    26,000,000                24,318,259
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                            1,240,000                   799,800
8.875% Sr. Sub. Nts., 4/1/12                                                   2,195,000                 1,613,325
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                2,225,000                 2,258,375
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18(2,9)                          37,770,000                37,958,850
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                        2,724,000                 2,751,240
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14(12)                        4,385,000                 4,494,625
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33               8,519,000                 8,751,841
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13(2)                      1,340,000                 1,413,700
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10(12)                 6,585,000                 6,815,475
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                  2,475,000                 2,295,563
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                2,695,000                 2,533,300
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                           4,277,000                 3,913,455
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                             1,800,000                 1,739,250
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                          12,395,000                 9,730,075
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13(2)                      2,970,000                 2,791,800
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                      6,820,000                 6,888,200
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                             3,433,000                 3,158,360
Majapahit Holding BV:
7.25% Nts., 10/17/11(12)                                                       7,460,000                 7,469,325
7.75% Nts., 10/17/16(12)                                                      10,065,000                 9,649,819
MarkWest Energy Partners LP, 8.75% Sr. Nts., 4/15/18(12)                         995,000                 1,022,363
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14(1)                            5,070,000                 4,005,300
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15(12)                 6,670,000                 5,919,625
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                   2,445,000                 1,014,675
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                           6,625,000                 2,749,375
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                4,650,000                 3,754,875
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                            5,215,000                 5,058,550
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11(12)                               5,365,000                 5,311,350
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                           4,470,000                 4,090,050


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
8% Sr. Sub. Nts., 4/1/12                                             $         6,810,000          $      6,265,200
Momentive Performance Materials, Inc., 9.75% Sr. Unsec. Nts.,
12/1/14(12)                                                                   11,480,000                 9,872,800
Moog, Inc., 7.25% Sr. Sub. Nts., 6/15/18                                         500,000                   497,500
Mosaic Co. (The):
7.375% Sr. Nts., 12/1/14(12)                                                   3,300,000                 3,465,000
7.625% Sr. Nts., 12/1/16(12)                                                   2,880,000                 3,081,600
National Gas Co., 6.05% Nts., 1/15/36(12)                                      8,590,000                 7,899,029
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16                                         421,000,000   PHP           7,641,673
6.875% Nts., 11/2/16(12)                                                       5,440,000                 5,242,800
9.625% Unsec. Bonds, 5/15/28                                                  12,365,000                14,127,013
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                  4,525,000                 4,276,125
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                       4,200,000                 4,273,500
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                22,535,000                18,716,174
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Unsec. Sub. Disc. Nts., 8/1/16(16)                               5,645,000                 3,909,163
10% Sr. Unsec. Nts., 8/1/14                                                    7,605,000                 7,700,063
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                             2,720,000                 1,754,400
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10(2,3,4)                                                                 2,121,834                        --
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15(1)                               4,105,000                 3,899,750
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14(16)                      5,410,000                 2,488,600
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                        6,810,000                 6,418,425
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts., 10/15/15                 1,965,000                 1,714,463
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                  1,360,000                 1,285,200
6.875% Sr. Sub. Nts., 12/15/15                                                 1,700,000                 1,581,000
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10(2,3,4)                                                                 5,010,000                        --
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts., 1/15/07(2,4)             12,879,000                       129
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(12)                        9,240,000                 8,362,200
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                 13,340,000                12,206,100
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                7,415,000                 7,470,613
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38(2)                   16,930,000                16,879,041
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                             1,745,000                 1,701,375
6.875% Sr. Sub. Nts., 12/1/11(2)                                                 100,000                   100,750
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts.,
3/1/18                                                                        25,590,000                24,769,022
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11(12)                                                                   21,543,824                21,391,294
Piazza Vittoria Finance SrL, 6.712% Asset-Backed Nts.,
7/20/10(1,2)                                                                     534,451   EUR             841,469
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12              5,115,000                 5,051,063
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%
Sr. Sub. Nts., 4/1/17                                                          6,531,000                 5,257,455


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14(12)              $         2,214,000          $      2,385,585
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(2,3,4)                             10,850,000                        --
Pride International, Inc., 7.375% Sr. Unsec. Nts., 7/15/14                     3,230,000                 3,238,075
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06(2,3,4)                           6,650,000   EUR                  --
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                      4,720,000                 4,419,100
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                               12,385,000                12,694,625
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                    10,645,000                 6,387,000
6.875% Sr. Nts., 1/15/13                                                       4,685,000                 2,811,000
Rabobank Nederland, 3% Nts., 3/11/11(1,2)                                     39,030,000                35,812,627
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                 3,292,000                 2,806,430
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12(12)                      1,785,000                 1,820,700
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                1,595,000                 1,539,175
ReAble Therapeutics Finance LLC, 10.875% Sr. Unsec. Nts.,
11/15/14(12)                                                                   4,675,000                 4,686,688
Real Time Data Co., 11% Nts., 5/31/09(2,4,15)                                  8,836,185                        --
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                           8,170,000                 8,490,239
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13(12)                                                       6,180,000                 6,203,175
7.75% Nts., 5/29/18(12)                                                        5,090,000                 5,013,650
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10(2)                               5,668,000                 5,795,530
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                  3,590,000                 3,284,850
7.50% Sr. Sec. Nts., 11/30/16                                                  5,200,000                 4,706,000
Salisbury International Investments Ltd., 6.968% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11(1,2)                                       5,000,000                 4,491,000
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                3,360,000                 3,242,400
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                          3,525,000                 3,375,188
SandRidge Energy, Inc., 8% Sr. Nts., 6/1/18(12)                                1,195,000                 1,206,950
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                      5,770,000                 5,092,025
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                     5,035,000                 4,821,013
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12               5,199,000                 5,250,990
SLM Corp., 4.50% Nts., Series A, 7/26/10                                      11,075,000                10,254,254
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11(2)                                                         3,070,000                 2,816,725
8% Sr. Nts., Series B, 10/15/09                                                1,300,000                 1,300,000
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18(12)                            1,965,000                 2,033,561
Sprint Capital Corp., 8.75% Nts., 3/15/32                                      6,395,000                 6,105,946
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14                      9,415,000                 5,460,700
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12(12)               2,000,000                 2,010,000
Stena AB, 7.50% Sr. Unsec. Nts., 11/1/13                                          55,000                    54,519
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16(12)                      21,925,200   PEN           7,838,213
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(2,3,4)                                5,135,000                        --
Tengizchevroil LLP, 6.124% Nts., 11/15/14(12)                                 17,065,550                16,510,920
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                                  4,705,000                 4,363,888
TGI International Ltd., 9.50% Nts., 10/3/17(12)                               16,200,000                17,394,750


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97(2,16)       $        14,710,000          $      7,284,392
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                       2,530,000                 2,460,425
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                           2,520,000                 2,079,000
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                     3,135,000                 1,967,213
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                9,220,000                 7,191,600
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15(15)             4,850,000                 4,874,250
US Oncology Holdings, Inc., 7.949% Sr. Unsec. Nts., 3/15/12(1,15)              1,470,000                 1,168,650
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                                 4,905,000                 4,892,738
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                               1,315,000                 1,249,250
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15(16)             7,025,000                 6,217,125
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(2,9)                    24,020,000                23,959,950
Videotron Ltd., 9.125% Sr. Nts., 4/15/18(12)                                   2,380,000                 2,499,000
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(12)                           16,800,000                16,568,160
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14                       3,810,000                 3,600,450
VTB Capital SA:
6.25% Sr. Nts., 6/30/35(12)                                                    6,690,000                 6,238,425
6.315% Sub. Unsec. Nts., 2/4/15                                               39,855,000                39,668,678
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                       2,300,000                 1,923,375
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                                    2,425,000                 2,194,625
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                                   410,000                   211,150
10.75% Sr. Nts., 4/1/13                                                        3,535,000                 1,926,575
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19                                                           4,815,000                 5,079,825
8.125% Sr. Unsec. Nts., 3/15/12                                                4,865,000                 5,132,575
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                       1,100,000                 1,101,375
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                          6,905,000                 6,922,263
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                          4,460,000                 4,471,150
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                           22,605,000   EUR          32,643,679
4% Sec. Mtg. Nts., Series 2, 9/27/16                                          27,665,000   EUR          35,640,346
WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14(16)                            9,658,000                 6,132,830
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14                                                                       10,470,000                 9,632,400
                                                                                                  ----------------
Total Corporate Bonds and Notes (Cost $2,107,415,543)                                                1,982,271,736

                                                                            Shares
                                                                     -------------------
PREFERRED STOCKS--0.1%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(2,3,15)                     338,141                        --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg.(2,3)                                                           44,000                        --
Federal National Mortgage Assn., 8.25% Non-Cum. Sub.,
Series S, Non-Vtg.                                                               373,405                 8,569,645
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(2,3,15)                          5,816                        --


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                            SHARES                      VALUE
                                                                     -------------------          ----------------
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A(2)                                                                       62,690          $      6,096,603
                                                                                                  ----------------
Total Preferred Stocks (Cost $30,587,493)                                                               14,666,248
COMMON STOCKS--0.6%
Arco Capital Corp. Ltd.(2,3,17)                                                2,383,674                35,755,110
AT&T, Inc.                                                                       187,833                 6,328,094
ATA Holdings Corp.(2,3)                                                           26,036                    26,036
Constellation Energy Group, Inc.                                                 129,506                10,632,443
Global Aero Logistics, Inc.(2,3)                                                   6,755                     6,755
Premier Holdings Ltd.(2,3)                                                       799,833                        --
Public Service Enterprise Group, Inc.                                             83,884                 3,852,792
Revlon, Inc., Cl. A(3)                                                         3,393,943                 2,884,852
Societe des Autoroutes Paris-Rhin-Rhone                                           17,807                 1,690,030
Southern Pacific Funding Corp., Liquidating Trust(2,3)                         7,998,920                        --
                                                                                                  ----------------
Total Common Stocks (Cost $65,452,933)                                                                  61,176,112

                                                                            UNITS
                                                                     -------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08(2,3)                              800                        --
Global Aero Logistics, Inc. Wts., Exp. 2/28/11(2,3)                                4,020                        40
MHP SA, GDR Wts., Exp. 5/8/09(3)                                                 235,715                 4,360,728
                                                                                                  ----------------
Total Rights, Warrants and Certificates (Cost $30,592)                                                   4,360,768

                                                                       PRINCIPAL AMOUNT
                                                                     -------------------
STRUCTURED SECURITIES--10.2%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts.,
10.25%, 5/15/09(12)                                                  $         7,640,000                 8,067,076
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts.,
10.25%, 5/7/09(12)                                                             7,640,000                 8,100,692
Citibank NA New York:
Dominican Republic Credit Linked Nts., 12%, 2/22/11(12)                       56,180,000   DOP           1,460,348
Dominican Republic Credit Linked Nts., 14.218%, 5/11/09(11)                  154,730,000   DOP           3,990,888
Citigroup Funding, Inc., Custom Basket of African Currencies
Credit Linked Nts., 0%, 4/29/09(11)                                           15,280,000                16,092,438
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.407%,
1/5/10(11)                                                                    19,079,551   BRR           9,597,236
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20                   7,580,000,000   COP           3,599,242
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12         4,498,269,508   COP           2,500,232
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12            10,490,000,000   COP           5,830,560
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12             8,514,000,000   COP           4,732,258
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12             7,206,900,000   COP           4,005,745


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08(11)                   76,560,000   DOP    $      2,129,502
Dominican Republic Credit Linked Nts., 22%, 10/3/11                          104,800,000   DOP           3,447,012
Dominican Republic Unsec. Credit Linked Nts., 12.047%, 2/23/09(11)           121,200,000   DOP           3,286,676
Dominican Republic Unsec. Credit Linked Nts., 13.182%, 2/23/09(11)           229,100,000   DOP           6,094,515
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12                   174,700,000   DOP           4,905,243
Dominican Republic Unsec. Credit Linked Nts., 9.342%, 8/11/08(11)            152,200,000   DOP           4,392,144
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%,
2/5/09(11)                                                                    45,450,000   EGP           8,008,638
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%,
3/5/09(11)                                                                    32,610,000   EGP           5,686,238
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%,
3/26/09(11)                                                                   44,450,000   EGP           7,676,398
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%,
2/19/09(11)                                                                   45,040,000   EGP           7,884,902
Egypt (The Arab Republic of) Credit Linked Nts., 7.01%,
10/30/08(11)                                                                  34,080,000   EGP           6,174,926
Egypt (The Arab Republic of) Credit Linked Nts., 7.024%,
7/10/08(11)                                                                   32,400,000   EGP           6,058,950
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%,
4/16/09(11)                                                                   18,040,000   EGP           3,096,358
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%,
4/2/09(11)                                                                    20,590,000   EGP           3,548,546
Egypt (The Arab Republic of) Credit Linked Nts., 8%, 4/2/09(11)               36,010,000   EGP           6,206,077
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 6.529%,
3/26/09(11)                                                                   44,560,000   EGP           7,695,395
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10                        10,330,000   GHS           8,864,168
Nigeria (Federal Republic of) Credit Linked Nts., 11.488%,
9/11/08(11)                                                                  300,500,000   NGN           2,496,791
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%,
3/1/11(1,12)                                                               1,846,000,000   NGN          17,481,651
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
14.50%, 4/4/11(2)                                                          1,342,000,000   NGN          12,751,250
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12(2)                    16,049,767                14,444,790
Russian Federation Credit Linked Nts., 7.65%, 12/4/08(1,2)                    78,340,000   RUR           3,306,662
Russian Federation Credit Linked Nts., Series 2, 7.50%,
12/4/08(1,2)                                                                 195,600,000   RUR           8,256,103
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10                      6,780,000   UAH           1,576,360
Zambia (Republic of) Credit Linked Nts., 11.399%, 6/11/09(11)              5,500,000,000   ZMK           1,557,092
Zimbabwe (Republic of) Credit Linked Nts., 10.076%, 11/26/08(11)           4,570,000,000   ZMK           1,379,099
Zimbabwe (Republic of) Credit Linked Nts., 10.717%, 3/4/09(11)             9,715,000,000   ZMK           2,845,694
Zimbabwe (Republic of) Credit Linked Nts., 10.793%, 2/25/09(11)            9,715,000,000   ZMK           2,840,016
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10(1)                    16,740,000   UAH           3,390,819
EESRRU Total Return Linked Nts., 7.10%, 12/12/08(1,2)                        136,800,000   RUR           5,774,207
Gazprom Total Return Linked Nts., 6.79%, 10/29/09                            271,550,000   RUR          11,706,868


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09                  266,360,000   RUR    $     11,645,063
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11            71,300,000,000   IDR           7,575,896
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09(1,2)              242,139,000   RUR          10,349,519
Moitk Total Return Linked Nts., 9.014%, 3/26/11(1,2)                         208,910,000   RUR           8,639,767
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10(2)                                                                  220,335,000   RUR          10,211,372
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09(12)                                                                  230,200,000   RUR          10,367,154
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09                       14,720,000                14,703,808
Oreniz Total Return Linked Nts., 9.24%, 2/21/12(1,2)                         417,305,000   RUR          17,694,138
RuRail Total Return Linked Nts., 6.67%, 1/22/09(1,2)                         189,120,000   RUR           8,119,662
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09(2)                                                                   16,568,000   UAH           3,688,228
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%,
1/19/17(2)                                                                53,361,000,000   VND           1,856,035
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation
Administration Credit Linked Nts., 13%, 5/20/10(1,2)                         320,000,000   RUR          13,431,878
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09(2)                    200,000   UAH              44,522
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
12/30/09(2)                                                                    4,995,000   UAH           1,111,945
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09(2)                                                                   32,180,000   UAH           7,163,640
Credit Suisse Group, Russian Moscoblgaz Finance Total Return
Linked Nts., 9.25%, 6/24/12(2)                                               368,300,000   RUR          14,996,024
Credit Suisse International, EESRRU Total Return Linked Nts.,
8.25%, 6/22/10(1,2)                                                          208,505,000   RUR           8,951,936
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 12.281%, 12/21/11                 20,050,000   ARP          16,843,724
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.09%, 1/5/11(2)                                    51,630,588   MXN           4,993,795
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.65%, 1/5/11(2)                                    33,897,701   MXN           3,278,641
Brazil Real Credit Linked Nts., 14.389%, 3/3/10(11)                           35,170,920   BRR          17,388,335
Brazil Real Total Return Linked Nts., 6%, 8/18/10                             11,400,000   BRR          12,048,401
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/16/14                 8,909,000,000   COP           4,799,407
Colombia (Republic of) Total Return Linked Bonds, Series 002,
11%, 7/28/20                                                                 220,000,000   COP             104,486
EESRRU Total Return Linked Nts., Series FSK3, 7.10%, 12/16/08(1)             194,210,000   RUR           8,331,655
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%,
9/16/08(11)                                                                   46,475,000   EGP           8,551,592
European Investment Bank, Russian Federation Credit Linked Nts.,
5.702%, 1/19/10(2,11)                                                          5,820,000                 5,321,808
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12(2)                                 9,434,065                 9,339,724
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/24/09                                                             1,409,410,000   KZT          11,463,131
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                     6,360,000                 5,357,346
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%,
6/22/13                                                                        6,494,933                 6,823,187


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Moscow (City of) Total Return Linked Nts., Series II, 9%, 4/22/11            199,715,000   RUR    $      8,753,446
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09            369,400,000   NGN           3,319,160
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09               496,600,000   NGN           4,597,813
Opic Reforma I Credit Linked Nts., Cl. 1A, 9.928%, 8/4/14(1,2)                36,680,000   MXN           3,556,642
Opic Reforma I Credit Linked Nts., Cl. 1B, 9.928%, 8/4/14(1,2)                 7,336,000   MXN             711,328
Opic Reforma I Credit Linked Nts., Cl. 2A, 11.428%, 5/22/15(1,2)               3,500,072   MXN             339,381
Opic Reforma I Credit Linked Nts., Cl. 2B, 11.428%, 5/22/15(1,2)               6,123,460   MXN             593,756
Opic Reforma I Credit Linked Nts., Cl. 2C, 11.428%, 5/22/15(1,2)              92,326,918   MXN           8,952,392
Peru (Republic of) Credit Linked Nts., 4.249%, 2/20/11(1)                      8,015,000                 8,125,142
Rosselkhozbank Total Return Linked Nts., 7.919%, 3/20/09(11)                 116,100,000   RUR           4,653,029
Rosselkhozbank Total Return Linked Nts., 7.949%, 1/15/09(11)                 218,560,000   RUR           8,903,739
Rosselkhozbank Total Return Linked Nts., Series 2, 7.948%,
1/16/09(11)                                                                  228,940,000   RUR           9,328,944
RuRail Total Return Linked Nts., 0%, 12/4/09(11)                             162,122,000   RUR           7,092,071
RuRail Total Return Linked Nts., 6.67%, 1/26/09(1)                           272,550,000   RUR          11,626,107
Sberbank Total Return Linked Nts., 7.375%, 5/7/09(11)                        369,230,000   RUR          14,603,339
Sberbank Total Return Linked Nts., 7.406%, 6/9/09(11)                        147,700,000   RUR           5,792,848
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                 5,690,000                 5,615,689
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11                5,740,000                 5,603,962
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11                 5,740,000                 5,550,580
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12               5,740,000                 5,492,089
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12                 5,740,000                 5,435,493
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/3/09                     13,938,400   UAH           3,334,105
Ukraine (Republic of) Credit Linked Nts., 11.94%, 1/4/10                       7,904,000   UAH           1,724,210
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09                     2,231,000   UAH             486,679
United Mexican States Credit Linked Nts., 9.52%, 1/5/11(2)                    33,864,310   MXN           3,275,412
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09               16,060,000                15,078,573
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total
Return Linked Nts., 9%, 4/20/17                                          128,300,000,000   VND           3,540,485
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
12/12/11(1,12)                                                               134,130,000   RUR           6,325,449
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
14.802%, 3/29/17(11,12)                                                       77,520,000   TRY          11,041,706
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit
Linked Nts., 10.48%, 2/8/37(11,12)                                       237,059,200,000   COP             991,102
Goldman Sachs International, Rosselkhozbank Total Return Linked
Nts., 8%, 5/13/09(1)                                                         374,900,000   RUR          16,081,117
Hallertau SPC, Philippines (Republic of) Credit Linked Nts.,
Series 2007-01, 5.244%, 12/20/17(1,2)                                         16,640,000                14,867,840
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of)
Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10(2,11)                      36,504,607   BRR          18,472,046
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series
725, 11.89%, 12/30/09(2)                                                      38,336,000   UAH           8,560,734
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.291%,
5/16/45(12)                                                                    7,895,000   BRR           7,824,575


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Brazil (Federal Republic of) Credit Linked Nts., 14.35%,
2/20/12(2)                                                                    21,280,000   BRR    $     11,560,571
Brazil (Federal Republic of) Credit Linked Nts., 15.582%,
1/2/15(11)                                                                    70,845,010   BRR          17,972,541
Colombia (Republic of) Credit Linked Bonds, 10.244%,
10/31/16(2,11)                                                            52,420,000,000   COP           8,508,833
Colombia (Republic of) Credit Linked Bonds, 10.266%, 1/5/16(11,12)       121,000,000,000   COP          22,170,159
Colombia (Republic of) Credit Linked Bonds, Series A, 10.244%,
10/31/16(2,11)                                                            52,197,000,000   COP           8,472,636
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15(11,12)                  25,410,000   PEN           5,040,815
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10(12)                  9,185,000                 9,719,567
Lehman Brothers Special Financing, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 6.357%,
4/20/11(11,12)                                                                40,580,000   BRR          21,177,743
Microvest Capital Management LLC Credit Linked Nts., 7.55%,
5/24/12(2)                                                                    24,017,949                24,017,949
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16(2)                7,680,000,000   COP           3,170,734
Renaissance Capital International Services Ltd. Total Return
Linked Nts., 10.50%, 10/7/08(2)                                              277,000,000   RUR          11,691,925
Morgan Stanley:
Credit Linked Nts., 6.25%, 3/23/17(2)                                         15,216,000   PEN           4,418,626
Russian Federation Total Return Linked Securities, Series 007,
Cl. VR, 5%, 8/22/34                                                          319,421,177   RUR          11,117,375
Morgan Stanley & Co. International Ltd./Red Arrow International
Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/09/12(2)           128,613,414   RUR           5,483,493
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.563%,
1/5/22(11,12)                                                                109,310,000   BRR           8,796,076
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16(2)            38,023,494   BRR          30,146,504
Eurokommerz Total Return Linked Nts., Series 1, 13.62%,
10/19/09(1)                                                                  845,000,000   RUR          36,026,972
Russian Federation Total Return Linked Nts., 13.62%, 10/19/09(1)             400,000,000   RUR          17,054,187
Ukraine (Republic of) Credit Linked Nts., 4.511%, 10/15/17(1,12)              21,300,000                19,809,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 5.728%,
10/15/17(1,2)                                                                  5,400,000                 5,143,500
United Mexican States Credit Linked Nts., 5.64%, 11/20/15(12)                    300,000                   300,450
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%,
3/8/12(2)                                                                     15,741,712                15,112,044
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%,
3/8/12(2)                                                                     23,607,427                22,663,130
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.298%,
4/29/09(2,11)                                                                 35,340,000   EGP           6,100,012
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%,
11/26/08(2,11)                                                                35,110,000   EGP           6,284,037


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       PRINCIPAL AMOUNT                 VALUE
                                                                     -------------------          ----------------
Egypt (The Arab Republic of) Credit Linked Nts., 7.808%,
4/15/09(2,11)                                                                 18,000,000   EGP    $      3,113,714
Egypt (The Arab Republic of) Credit Linked Nts., Series 2, 7.54%,
4/22/0(2,11)                                                                  17,840,000   EGP           3,079,350
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11(2)                    4,650,997   GHS           3,924,936
                                                                                                  ----------------
Total Structured Securities (Cost $1,050,096,966)                                                    1,100,463,486
CATASTROPHE/EVENT-LINKED BONDS--1.3%
Aiolos Ltd. Catastrophe Linked Nts., 9.491%, 4/8/09(1,12)                      5,100,000   EUR           8,060,038
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 5.608%, 5/22/12(1,12)             2,512,000                 2,530,589
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 11.138%,
6/1/09(1,12)                                                                   6,500,000                 6,574,750
Cascadia Ltd. Catastrophe Linked Nts., 6.682%, 8/31/09(1,2)                    3,950,000                 3,997,795
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 5.066%, 5/19/09(1,12)             7,450,000                 7,387,420
Champlain Ltd. Catastrophe Linked Nts., Series A, 15.478%,
1/7/09(1,12)                                                                   5,260,000                 5,303,395
Eurus Ltd. Catastrophe Linked Nts., 9.163%, 4/8/09(1,12)                       5,790,000                 5,816,055
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 6.684%, 8/10/11(1,12)             7,010,000                 7,129,871
Foundation Re II Ltd. Catastrophe Linked Nts., 12.519%,
1/8/09(1,12)                                                                   3,706,000                 3,682,745
Foundation Re Ltd. Catastrophe Linked Nts., 6.819%, 11/24/08(1,12)             5,250,000                 5,123,475
Fusion 2007 Ltd. Catastrophe Linked Nts., 8.719%, 5/19/09(1,12)                8,300,000                 8,278,835
GlobeCat Ltd. Catastrophe Linked Nts., 4.788%, 12/30/08(1)                     5,250,000                 5,251,838
Lakeside Re Ltd. Catastrophe Linked Nts., 9.301%, 12/31/09(1,12)               7,580,000                 7,874,104
Medquake Ltd. Catastrophe Linked Nts., 7.776%, 5/31/10(1,12)                   4,000,000                 4,014,600
Midori Ltd. Catastrophe Linked Nts., 5.463%, 10/24/12(1,12)                    4,300,000                 4,341,280
Muteki Ltd. Catastrophe Linked Nts., 7.078%, 5/24/11(1,2)                      5,200,000                 5,201,300
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A,
14.358%, 6/21/10(1,12)                                                         7,410,000                 7,392,216
Osiris Capital plc Catastrophe Linked Combined Mortality Index
Nts., Series D, 7.713%, 1/15/10(1,12)                                          3,230,000                 3,251,480
Redwood Capital X Ltd. Catastrophe Linked Nts., Series C, 7.46%,
1/9/09(1,2)                                                                      890,000                   892,181
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL2, 14.149%, 6/6/11(1,2)                                               6,680,000                 6,680,000
Series CL3, 14.932%, 6/7/10(1,12)                                              3,000,000                 3,011,100
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 11.173%, 6/5/09(1,12)              6,780,000                 6,757,287
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%,
6/24/11(2,11)                                                                 10,693,000                10,693,000
Willow Re Ltd. Catastrophe Linked Nts., 8.024%, 6/16/10(1,12)                  8,150,000                 8,184,638
                                                                                                  ----------------
Total Catastrophe/Event-Linked Bonds (Cost $134,848,064)                                               137,429,992


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                          EXERCISE
                                                            DATE       NOTIONAL AMOUNT                  VALUE
                                                          --------   -------------------          ----------------
SWAPTIONS PURCHASED--0.0%
J Aron & Co., Swap
Counterparty, Interest Rate
Swap call option; Swap
Terms-Receive fixed rate of
9.32% and pay floating rate
based on 28 day
MXN-TIIE-BANXICO;
terminating 5/31/22(3,18)
(Cost $847,363)                                            6/11/09           298,955,000   MXN    $        404,944

                                                                            SHARES
                                                                     -------------------
INVESTMENT COMPANIES--14.1%
Oppenheimer Institutional Money Market Fund,
Cl. E, 2.69%(17,19)                                                        1,162,414,928             1,162,414,928
Oppenheimer Master Event-Linked Bond Fund, LLC(3,17)                             872,457                 8,713,189
Oppenheimer Master Loan Fund, LLC(3,17)                                       34,714,151               343,289,604
                                                                                                  ----------------
Total Investment Companies (Cost $1,527,750,215)                                                     1,514,417,721
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $11,012,703,690)                                                                              10,901,904,603

                                                                       Principal Amount
                                                                     -------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--0.4%(20)
HSBC Finance Corp., 2.47%, 7/7/08                                    $         3,000,000                 3,000,000
Repurchase agreement (Principal Amount/Value
$44,045,845 with a maturity value of $44,049,148) with
Barclays Capital, 2.70%, dated 6/30/08, to be
repurchased at $44,049,148 on 7/1/08,
collateralized by various securities, 0%-7.325%,
12/15/10-11/20/56, with a value of $45,676,762                                44,045,845                44,045,845
                                                                                                  ----------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $47,045,845)                                                                    47,045,845
Total Investments, at Value (Cost $11,059,749,535)                                 101.8%           10,948,950,448
Liabilities in Excess of Other Assets                                               (1.8)             (197,662,296)
                                                                     -------------------          ----------------
Net Assets                                                                         100.0%         $ 10,751,288,152
                                                                     ===================          ================

Footnotes to Statement of Investments

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
IDR   Indonesia Rupiah


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
NZD   New Zealand Dollar
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
UYU   Uruguay Peso
VND   Vietnam Dong
ZMK   Zambian Kwacha

ABBREVIATION IS AS FOLLOWS:

MXN TIIE BANXICO Mexican Nuevo Peso-Interbank Equilibrum Interest Rate -Banco de Mexico

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $1,065,052,246, which represents 9.91% of the Fund's net assets, of which $14,153,499 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                  UNREALIZED
                                                      ACQUISITION                                APPRECIATION/
SECURITY                                                  DATE          COST         VALUE      (DEPRECIATION)
---------------------------------------------------   -----------   -----------   -----------   --------------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.
   Cl. 1A, 9.928%, 8/4/14                              12/27/07     $ 3,371,014   $ 3,556,642      $ 185,628
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.
   Cl. 1B, 9.928%, 8/4/14                               6/12/08         707,255       711,328          4,073
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.
   Cl. 2A, 11.428%, 5/22/15                             5/21/08         337,462       339,381          1,919
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.
   Cl. 2B, 11.428%, 5/22/15                             6/12/08         590,355       593,756          3,401
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.
   Cl. 2C, 11.428%, 5/22/15                             6/18/08       8,957,126     8,952,392         (4,734)
                                                                    -----------   -----------      ---------
                                                                    $13,963,212   $14,153,499      $ 190,287
                                                                    ===========   ===========      =========

3. Non-income producing security.

4. Issue is in default. See accompanying Notes.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $73,682,857. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $70,123,987 or 0.65% of the Fund's net assets as of June 30, 2008.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,354,765 or 0.01% of the Fund's net assets as of June 30, 2008.

8. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

9. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

10. Partial or fully-loaned security. See accompanying Notes.

11. Zero coupon bond reflects effective yield on the date of purchase.

12. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $953,099,284 or 8.86% of the Fund's net assets as of June 30, 2008.

13. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

14. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

15. Interest or dividend is paid-in-kind, when applicable.

16. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

17. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES
                                                      SEPTEMBER         GROSS           GROSS          SHARES
                                                       30, 2007       ADDITIONS       REDUCTIONS    JUNE 30, 2008
                                                     -----------   --------------   -------------   -------------
ARCO Capital Corp. Ltd.                                2,383,674               --              --       2,383,674
Oppenheimer Institutional Money Market Fund, Cl. E   808,046,388    5,787,739,223   5,433,370,683   1,162,414,928
Oppenheimer Master Loan Fund, LLC                             --       36,200,028       1,485,877      34,714,151
Oppenheimer Master Event-Linked Bond Fund, LLC                --          872,457              --         872,457

                                                                                       DIVIDEND        REALIZED
                                                                        VALUE           INCOME           LOSS
                                                                   --------------   -------------   -------------
ARCO Capital Corp. Ltd.                                            $   35,755,110   $          --   $          --
Oppenheimer Institutional Money Market Fund, Cl. E                  1,162,414,928      21,652,861              --
Oppenheimer Master Loan Fund, LLC                                     343,289,604      16,720,412       3,608,623
Oppenheimer Master Event-Linked Bond Fund, LLC                          8,713,189          22,748             629
                                                                   --------------   -------------   -------------
                                                                   $1,550,172,831   $  38,396,021   $   3,609,252
                                                                   ==============   =============   =============

18. Swap contract terms if the option was exercised on exercise date.

19. Rate shown is the 7-day yield as of June 30, 2008.

20. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                             CONTRACT
                                    BUY/      AMOUNT              EXPIRATION                      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                SELL      (000S)                 DATES            VALUE      APPRECIATION   DEPRECIATION
---------------------------------   ----   -----------         ---------------    ------------   ------------   ------------
Argentine Peso (ARP)                 Buy        65,000   ARP      7/7/08-8/7/08   $ 21,338,932    $   186,056    $    20,292
Australian Dollar (AUD)             Sell        40,315   AUD    8/1/08-10/10/08     38,411,116         68,377             --
Australian Dollar (AUD)              Buy        54,159   AUD    7/10/08-7/22/08     51,789,850      1,531,548         11,061
Brazilian Real (BRR)                Sell       407,295   BRR      7/2/08-8/4/08    253,792,618        896,943      1,437,402
Brazilian Real (BRR)                 Buy       807,105   BRR      7/2/08-1/5/10    495,315,925     33,524,172      1,287,059
British Pound Sterling (GBP)        Sell        21,400   GBP     8/5/08-8/29/08     42,483,244             --        715,282
British Pound Sterling (GBP)         Buy        37,175   GBP   7/10/08-10/10/08     73,609,268        834,489         12,080
Canadian Dollar (CAD)               Sell        92,210   CAD    8/1/08-10/10/08     90,335,136        698,329             --
Canadian Dollar (CAD)                Buy        77,150   CAD   7/10/08-10/10/08     75,617,292         52,633        223,757
Chilean Peso (CLP)                   Buy     6,387,000   CLP    7/21/08-7/25/08     12,156,295             --        810,801
Chinese Renminbi (Yuan) (CNY)       Sell       143,000   CNY            7/31/08     20,937,566             --         50,676
Chinese Renminbi (Yuan) (CNY)        Buy       210,675   CNY     5/13/09-6/8/09     32,494,640        361,106             --
Colombian Peso (COP)                Sell   139,744,000   COP     7/31/08-9/8/08     71,855,152      6,448,711             --
Czech Koruna (CZK)                   Buy       620,420   CZK            7/30/08     40,849,973      1,450,723             --
Euro (EUR)                          Sell       539,941   EUR    7/1/08-11/21/08    847,355,173      1,314,016      7,229,200
Euro (EUR)                           Buy       208,515   EUR   7/10/08-10/10/08    327,087,662      1,411,074         91,894
Hong Kong Dollar (HKD)              Sell       159,100   HKD            7/31/08     20,418,741             --         20,912
Hungarian Forint (HUF)               Buy     2,581,000   HUF            10/2/08     17,010,271        905,222             --
Indonesia Rupiah (IDR)               Buy   542,965,000   IDR     7/7/08-8/29/08     58,392,869        868,063             --
Israeli Shekel (ILS)                 Buy        97,940   ILS            7/30/08     29,211,405        635,987         44,759
Japanese Yen (JPY)                  Sell    30,675,000   JPY   7/16/08-10/10/08    289,909,155      4,325,875      2,070,185
Japanese Yen (JPY)                   Buy    28,685,737   JPY    7/1/08-10/10/08    270,909,641      1,591,090      4,993,592
Kuwaiti Dinar (KWD)                  Buy         1,655   KWD            1/29/09      6,265,725         94,957             --
Malaysian Ringgit (MYR)              Buy       303,850   MYR   7/31/08-10/10/08     93,011,825             --      2,104,686
Mexican Nuevo Peso (MXN)            Sell        79,105   MXN            9/30/08      7,568,244          9,512         92,049
Mexican Nuevo Peso (MXN)             Buy       810,730   MXN    8/22/08-8/27/08     77,964,867        702,945         21,480
New Taiwan Dollar (TWD)             Sell     1,108,000   TWD     7/28/08-8/1/08     36,585,064         20,286         40,357
New Turkish Lira (TRY)              Sell        92,885   TRY            7/31/08     74,925,011             --        366,495
New Turkish Lira (TRY)               Buy        26,250   TRY            7/31/08     21,174,372        103,574             --
New Zealand Dollar (NZD)            Sell         4,260   NZD           10/10/08      3,193,401         99,025             --
New Zealand Dollar (NZD)             Buy        63,890   NZD     7/16/08-8/1/08     48,516,260         95,279        460,339
Norwegian Krone (NOK)                Buy       460,475   NOK    8/1/08-10/10/08     89,645,435        102,961        423,672
Peruvian New Sol (PEN)               Buy        36,437   PEN            11/5/08     12,292,153             --        645,747
Philippines Peso (PHP)               Buy       932,000   PHP             7/3/08     20,754,913             --        547,944
Polish Zloty (PLZ)                   Buy       319,410   PLZ   7/30/08-10/10/08    148,944,985      4,753,429             --
Qatari Riyal (QAR)                   Buy        21,650   QAR            1/29/09      6,056,085             --        115,522
Russian Ruble (RUR)                  Buy       936,780   RUR            8/19/08     39,890,460      2,381,751             --
Saudi Riyal (SAR)                    Buy        22,790   SAR            1/29/09      6,097,845             --         74,125


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Singapore Dollar (SGD)              Sell        27,775   SGD            7/31/08     20,445,501             --         67,658
Singapore Dollar (SGD)               Buy        43,890   SGD             8/1/08     32,309,377         86,267             --
South African Rand (ZAR)            Sell       164,150   ZAR            7/18/08     20,854,363             --        645,014
South African Rand (ZAR)             Buy       155,500   ZAR            7/31/08     19,680,991        155,872             --
South Korean Won (KRW)              Sell     9,837,000   KRW      7/7/08-8/1/08      9,392,396         24,687             --
Swedish Krona (SEK)                  Buy        91,485   SEK           10/10/08     15,103,809             --         72,866
Swiss Franc (CHF)                   Sell        44,050   CHF            7/16/08     43,130,207        928,164             --
Swiss Franc (CHF)                    Buy       232,849   CHF   7/10/08-10/10/08    228,125,063      1,438,380        619,798
Ukraine Hryvnia (UAH)                Buy       108,680   UAH    7/17/08-1/28/09     23,035,827      1,615,164             --
United Arab Emirates Dirham (AED)    Buy        22,060   AED            1/29/09      6,045,533             --        125,096
Vietnam Dong (VND)                   Buy    98,080,000   VND            1/30/09      4,897,527             --      1,274,909
                                                                                                 ------------   ------------
Total unrealized appreciation and
   depreciation                                                                                   $69,716,667    $26,716,709
                                                                                                 ============   ============

FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                                                                             UNREALIZED
                                            BUY/   NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                        SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
-----------------------------------------   ----   ---------   ----------   ------------   --------------
Amsterdam Exchange Index                     Buy          71      7/18/08   $  9,526,435    $   (608,220)
Australia (Commonwealth of) Bonds, 10 yr.   Sell         228      9/15/08     21,140,627        (337,403)
CAC40 10 Euro Index                         Sell         229      7/18/08     16,022,861         684,743
Canada (Government of) Bonds, 10 yr.         Buy         506      9/19/08     58,291,478        (344,124)
Cotton No. 2                                Sell         138      12/8/08      5,424,780          (1,713)
Crude Oil                                    Buy          38      8/14/08      5,342,800             (79)
Crude Oil                                    Buy          38      8/20/08      5,342,040            (460)
DAX Index                                    Buy          84      9/19/08     21,425,198      (1,133,410)
DAX Index                                   Sell         139      9/19/08     35,453,601       1,872,244
Euro-Bundesobligation, 5 yr.                 Buy          60       9/8/08      9,992,758          35,197
Euro-Bundesobligation, 10 yr.                Buy         155       9/8/08     26,983,578        (379,374)
Euro-Bundesobligation, 10 yr.               Sell       1,288       9/8/08    224,224,832       2,074,975
Euro-Schatz                                  Buy       2,315       9/8/08    372,960,883      (2,219,794)
FTSE 100 Index                              Sell         354      9/19/08     39,824,559       1,010,927
FTSE/JSE Top 40 Index                       Sell         268      9/18/08      9,996,092         232,990
Gas/Oil                                      Buy          42      9/11/08      5,364,450              71
Hang Seng China Enterprises Index           Sell         116      7/30/08      8,848,120         268,051
Heating Oil                                  Buy          32      8/29/08      5,306,112            (626)
IBEX 35 Index                                Buy          48      7/18/08      9,034,103        (477,840)
Japanese Government 10 yr. Bonds             Buy         131       9/9/08     16,684,503         135,579
Lean Hogs                                   Sell         185      8/14/08      5,246,600          (3,192)
London Metals Exchange Copper                Buy          25      8/18/08      5,359,375             (37)
London Metals Exchange Lead                 Sell         120      8/18/08      5,337,000            (179)
London Metals Exchange Nickel               Sell          41      8/18/08      5,384,940             (61)
Mexican Bolsa Index                         Sell         341      9/19/08      9,865,858          68,831
NASDAQ 100 E-Mini Index                     Sell         964      9/19/08     35,590,880         312,076
Natural Gas                                 Sell          41      8/27/08      5,501,380             160
Nikkei 225 Index                            Sell         423      9/11/08     53,659,274       2,546,767
OMXS30 Index                                 Buy       1,382      7/18/08     19,792,194      (2,117,682)
SGX CNX Nifty Index                         Sell       1,053      7/31/08      8,339,760         253,117
Standard & Poor's 500 E-Mini                Sell       2,336      9/19/08    149,632,480       8,382,970
Standard & Poor's 500 Index                 Sell          57      9/18/08     18,255,675       1,060,012
Standard & Poor's/MIB Index, 10 yr.          Buy          42      9/19/08      9,811,947        (368,419)
U.S. Long Bonds                              Buy       6,543      9/19/08    756,329,906       7,251,565
U.S. Long Bonds                             Sell         532      9/19/08     61,495,875        (726,793)
U.S. Treasury Nts., 2 yr.                   Sell       3,662      9/30/08    773,425,847      (2,029,945)
U.S. Treasury Nts., 2 yr.                    Buy         495      9/30/08    104,545,547         260,137
U.S. Treasury Nts., 5 yr.                   Sell       2,048      9/30/08    226,416,001         669,562
U.S. Treasury Nts., 5 yr.                    Buy       4,907      9/30/08    542,491,854        (253,098)
U.S. Treasury Nts., 10 yr.                  Sell       5,251      9/19/08    598,203,766      (3,695,495)
U.S. Treasury Nts., 10 yr.                   Buy       4,309      9/19/08    490,889,359       2,789,554
United Kingdom Long Gilt                     Buy         301      9/26/08     62,586,177      (1,165,794)
                                                                                            ------------
                                                                                            $ 14,045,790
                                                                                            ============


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Credit Default Swap Contracts as of June 30, 2008 are as follows:

                                                      BUY/SELL  NOTIONAL                           PREMIUM
SWAP                                                   CREDIT    AMOUNT  PAY/RECEIVE TERMINATION  RECEIVED/
COUNTERPARTY        REFERENCE ENTITY                 PROTECTION  (000S)   FIXED RATE     DATE       (PAID)       VALUE
------------------- -------------------------------- ---------- -------- ----------- ----------- ----------- -------------
Barclays Bank plc:
                    Beazer Homes USA, Inc.                 Sell  $ 3,205     4.7000%     9/20/08 $        -- $     (43,316)
                    CDX.NA.IG.10 Index                     Sell   13,180     1.5500      6/20/13    (293,416)       74,233
                    CDX.NA.IG.10 Index                     Sell   32,945     1.5500      6/20/13    (665,084)      185,553
                    CDX.NA.IG.10 Index                     Sell    9,885     1.5500      6/20/13     (56,605)       55,674
                    Citigroup, Inc.                        Sell   17,910     3.2500      9/20/08          --      (463,117)
                    Six Flags, Inc.                        Sell    2,285     7.0000      9/20/08          --       (24,484)
                    Station Casinos, Inc.                  Sell    1,265     5.0000      6/20/13     227,700      (254,901)
                    The Bear Stearns Cos., Inc.            Sell    2,850    14.0000      9/20/08          --        80,966

Citibank NA, New
York:
                    Ambac Assurance Corp.                  Sell   16,425     8.4000     12/20/08          --    (1,401,578)
                    Amkor Technology, Inc.                 Sell      955     2.0500      9/20/08          --          (502)
                    Cablevision Systems Corp.              Sell      265     3.1000     12/20/10          --        (3,868)
                    Capmark Financial Group, Inc.          Sell    6,155     7.1250     12/20/12          --      (542,065)
                    Capmark Financial Group, Inc.          Sell    4,180     9.7000     12/20/12          --       (50,294)
                    Capmark Financial Group, Inc.          Sell    3,500     9.7500     12/20/12          --       (36,943)
                    Ford Motor Credit Co.                  Sell    7,670     2.3200      3/20/12          --    (1,814,852)
                    Intelsat Ltd.                          Sell    1,030     4.3000     12/20/08          --         8,728
                    Intelsat Ltd.                          Sell    1,085     5.0000      3/20/09          --        16,922
                    Nalco Co.                              Sell    1,385     4.1700      9/20/13          --        (4,625)
                    Nalco Co.                              Sell    1,610     3.6000      9/20/12          --         7,437
                    Nortel Networks Corp.                  Sell    2,985     1.8900      9/20/08          --         1,212
                    Owens-Illinois, Inc.                   Sell    1,320     2.5000      6/20/13          --        (5,394)
                    Pakistan                               Sell    4,860     5.1000      3/20/13          --        58,024
                    Reliant Energy, Inc.                   Sell    1,580     2.4500      9/20/11          --       (23,412)
                    Reliant Energy, Inc.                   Sell    3,800     2.6000      9/20/11          --       (39,984)
                    Republic of Hungary                     Buy   13,835     0.4000     12/20/15          --       676,144
                    Tribune Co.                            Sell    1,375     7.6000      9/20/08          --       (23,526)
                    Tribune Co.                            Sell    1,980     7.5000      9/20/08          --       (34,367)
                    Tribune Co.                            Sell    1,085     5.0000      3/20/10     347,200      (282,556)
                    Tribune Co.                            Sell    1,145     5.0000      3/20/10     374,988      (298,181)
                    Tribune Co.                            Sell    1,300     5.0000      3/20/10     429,000      (338,546)
                    Tribune Co.                            Sell    1,185     5.0000      3/20/10     414,750      (308,598)

Credit Suisse
International:
                    Aramark Corp.                          Sell    1,745     6.0000      3/20/13          --       133,826
                    ArvinMeritor, Inc.                     Sell    3,165     1.4000      9/20/08          --       (37,546)
                    ArvinMeritor, Inc.                     Sell    3,060     1.6000      9/20/08          --       (34,768)
                    Capmark Financial Group, Inc.          Sell    2,010     5.2000     12/20/12          --      (291,273)
                    Capmark Financial Group, Inc.          Sell    1,040     6.2500     12/20/12          --      (118,463)
                    CDX.NA.HY.10 Index                     Sell   21,010     5.0000      6/20/13   1,127,828    (1,276,271)
                    CDX.NA.HY.8 Index                      Sell    7,900     2.7500      6/20/12     397,836      (720,626)
                    CenturyTel, Inc.                        Buy    4,155     0.3775      9/20/12          --       201,289
                    Charter Communications Holdings
                    LLC                                    Sell      635     5.0000      9/20/17     127,000      (318,564)
                    Charter Communications Holdings
                    LLC                                     Buy      635     7.0000      9/20/10          --       103,798
                    Charter Communications Holdings
                    LLC                                     Buy      755     5.0000      9/20/10    (48,131)       147,919
                    Charter Communications Holdings
                    LLC                                    Sell      755     5.0000      9/20/17     151,000      (378,765)
                    Development Bank of Kazakhstan         Sell   20,660     3.7500      2/20/13          --       129,476
                    Dow Jones CDX.NA.HY.7 Index            Sell    4,732     3.2500     12/20/11   (169,471)      (239,000)
                    El Paso Corp.                          Sell    1,100     2.8000      3/20/18          --        22,908
                    Ford Motor Credit Co.                  Sell   10,620     2.3850      3/20/12          --    (2,495,435)
                    Ford Motor Credit Co.                  Sell    3,390     2.5500      3/20/12          --      (782,432)
                    GMAC LLC                               Sell    6,195     1.3900      3/20/17          --    (2,347,292)
                    Harrah's Operating Co., Inc.           Sell    3,285     5.0000      3/20/10     209,419      (265,576)
                    Intelsat Ltd.                          Sell    1,050     4.4000      3/20/09          --        11,734
                    Intelsat Ltd.                          Sell      110     5.7500      3/20/09          --         2,323


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    iStar Financial, Inc.                  Sell      225     4.0000     12/20/12          --       (21,568)
                    iStar Financial, Inc.                  Sell    1,800     4.1500     12/20/12          --      (163,701)
                    iStar Financial, Inc.                  Sell      870    12.0000      3/20/09          --        32,024
                    Joint Stock Co. "Halyk Bank of
                    Kazakhstan"                            Sell    4,040     4.9500      3/20/13          --        28,280
                    Massey Energy Co.                      Sell    1,295     5.0000      3/20/13          --       135,599
                    Massey Energy Co.                      Sell      615     5.0000      3/20/13          --        64,397
                    NJSC Naftogaz                          Sell    8,905     3.2500      4/20/11          --      (946,450)
                    Owens-Illinois, Inc.                   Sell      775     2.5000      6/20/13          --        (3,167)
                    Republic of Turkey                      Buy   12,545     2.9850      4/20/13          --      (392,546)
                    Rite Aid Corp.                         Sell      285     7.5000      3/20/09          --          3,601
                    Tenet Healthcare Corp.                 Sell    3,475     4.0500     12/20/08          --         21,034
                    Toys "R" Us, Inc.                      Sell    1,810     2.8000      9/20/08          --       (22,819)
                    Tribune Co.                            Sell      850     6.3500     12/20/08          --       (20,164)
                    TXU Corp.                              Sell    3,050     1.5300      6/20/11          --      (240,669)
                    TXU Corp.                              Sell    1,560     1.6100      6/20/11          --      (119,889)
                    Ukraine                                Sell    1,960     3.3700      6/20/13          --          (438)
                    Univision Communications, Inc.         Sell      355    14.6000      3/20/09          --        19,553

Deutsche Bank AG:
                    ABX.HE.AA.06-2 Index                   Sell    1,980     0.1700      5/25/46     237,581    (1,576,799)
                    ABX.HE.AAA.06-2 Index                  Sell    4,760     0.1100      5/25/46     237,971    (1,446,199)
                    ABX.HE.AAA.06-2 Index                  Sell    4,760     0.1100      5/25/46     237,927    (1,446,199)
                    CDX.NA.HY.9 Index                      Sell   20,077     3.7500     12/20/12     (40,138)   (1,829,967)
                    CDX.NA.HY.10 Index                     Sell   30,380     5.0000      6/20/13     974,692    (1,842,972)
                    CDX.NA.HY.10 Index                     Sell   24,300     5.0000      6/20/13   1,419,187    (1,474,135)
                    CenturyTel, Inc.                        Buy    4,225     0.4250      9/20/12          --       197,168
                    Countrywide Home Loans, Inc.           Sell   17,960     2.5500      9/20/08          --      (141,974)
                    Countrywide Home Loans, Inc.           Sell    2,075     8.5000     12/20/08          --        58,438
                    Countrywide Home Loans, Inc.           Sell    7,590     9.0000     12/20/08          --       232,611
                    Countrywide Home Loans, Inc.           Sell    7,600     9.7500     12/20/08          --       261,235
                    CVRD Inco Ltd.                          Buy    3,245     0.6300      3/20/17          --        37,522
                    Dow Jones CDX.NA.HY.7 Index            Sell   13,281     3.2500     12/20/11    (475,222)     (636,927)
                    Ford Motor Co.                         Sell    7,775     6.0000     12/20/16          --    (2,201,390)
                    Ford Motor Co.                         Sell   11,810     5.8500     12/20/16          --    (3,399,638)
                    Ford Motor Co.                         Sell    9,450     5.8000     12/20/16          --    (2,735,170)
                    Ford Motor Credit Co.                  Sell   12,095     2.3900      3/20/12          --    (2,840,487)
                    Ford Motor Credit Co.                  Sell    4,740     2.3400      3/20/12          --    (1,119,171)
                    General Motors Corp.                   Sell    6,220     4.7500     12/20/16          --    (2,280,538)
                    General Motors Corp.                   Sell    7,555     4.6800     12/20/16          --    (2,784,713)
                    GMAC LLC                               Sell    6,465     1.3700      3/20/17          --    (2,456,118)
                    Intelsat Ltd.                          Sell      425     4.4000      3/20/09          --         4,749
                    Intelsat Ltd.                          Sell    1,070     4.7500      3/20/09          --        14,717
                    Intelsat Ltd.                          Sell      650     5.0000      3/20/09          --        10,137
                    iStar Financial, Inc.                  Sell    5,435     2.9250     12/20/08          --      (182,714)
                    iStar Financial, Inc.                  Sell    3,165     3.0000     12/20/08          --      (105,252)
                    iStar Financial, Inc.                  Sell    4,375     5.8500     12/20/08          --       (85,221)
                    iStar Financial, Inc.                  Sell    1,410     4.3200     12/20/12          --      (120,380)
                    iStar Financial, Inc.                  Sell    1,930     4.5000     12/20/12          --      (153,396)
                    iStar Financial, Inc.                  Sell    2,220     4.0000     12/20/12          --      (212,805)
                    iStar Financial, Inc.                  Sell    2,100    12.0000      3/20/09          --        77,299
                    Lehman Brothers Holdings, Inc.         Sell    2,680     2.0700      3/20/09          --         2,913
                    Owens-Illinois, Inc.                   Sell      375     2.5000      6/20/13          --        (1,532)
                    Republic of Peru                        Buy    7,440     1.7100     12/20/16          --      (154,849)
                    Republic of Peru                       Sell    5,080     1.3200      4/20/17          --         44,531
                    Vale Overseas Ltd.                     Sell    3,245     1.0500      3/20/17          --      (156,626)
                    Washington Mutual, Inc.                Sell    1,055     4.5000     12/20/08          --       (14,665)

Goldman Sachs
Capital Markets LP:
                    ABX.HE.AA.06-2 Index                   Sell      725     0.1700      5/25/46      59,734      (576,358)
                    ArvinMeritor, Inc.                     Sell    3,145     1.6000      9/20/08          --       (35,733)
                    Beazer Homes USA, Inc.                 Sell    3,395     2.6500      9/20/08          --       (63,201)
                    Beazer Homes USA, Inc.                 Sell    3,205     4.8000      9/20/08          --       (42,518)


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    General Motors Corp.                   Sell    6,220     4.9500     12/20/16          --    (2,245,955)
                    GMAC LLC                               Sell    3,210     1.3900      3/20/17          --    (1,216,272)
                    GMAC LLC                               Sell    3,825     1.3900      3/20/17          --    (1,449,296)
                    GMAC LLC                               Sell    5,330     1.3700      3/20/17          --    (2,024,920)
                    GMAC LLC                               Sell    6,625     1.3900      3/20/17          --    (2,510,219)
                    Lennar Corp.                           Sell    1,465     2.9000     12/20/08          --       (26,511)
                    Nalco Co.                              Sell    1,735     3.7000      9/20/12          --        14,128
                    Nalco Co.                              Sell    1,380     4.2500      9/20/13          --          (186)
                    Rite Aid Corp.                         Sell      585     8.0600      3/20/09          --         9,754
                    Univision Communications, Inc.         Sell      145     5.0000      6/20/09      15,950        (1,108)
                    Univision Communications, Inc.         Sell      520     5.0000      6/20/09      52,000        (3,973)

Goldman Sachs
International:
                    ABX.HE.AA.06-2 Index                   Sell    2,050     0.1700      5/25/46     809,702    (1,629,702)
                    ABX.HE.AAA.06-2 Index                  Sell    1,700     0.1100      5/25/46     188,031      (518,474)
                    Amkor Technology, Inc.                 Sell    1,062     2.6500      9/20/08          --         1,050
                    Bolivarian Republic of Venezuela       Sell    1,445     6.3500      5/20/13          --        46,820
                    CDX.NA.HY.10 Index                     Sell   30,200     5.0000      6/20/13     878,736    (1,765,860)
                    CMBX.NA.AJ.3 Index                     Sell    4,100     1.4700     12/13/49     504,074      (617,516)
                    CMBX.NA.AJ.4 Index                     Sell    4,100     0.9600      2/17/51     707,141      (774,841)
                    Dole Food Co., Inc.                     Buy    2,430     5.0000      6/20/09     (78,975)       62,628
                    Dole Food Co., Inc.                    Sell    2,430     5.0000      6/20/13     321,975      (410,585)
                    Dole Food Co., Inc.                     Buy    1,210     5.0000      6/20/09     (39,325)       31,185
                    Dole Food Co., Inc.                    Sell    1,210     5.0000      6/20/13     160,325      (204,448)
                    Dole Food Co., Inc.                     Buy    1,220     5.0000      6/20/09     (39,650)       31,443
                    Dole Food Co., Inc.                    Sell    1,220     5.0000      6/20/13     161,650      (206,137)
                    Dole Food Co., Inc.                     Buy    1,700     5.0000      6/20/09     (63,750)       43,814
                    Dole Food Co., Inc.                    Sell    1,700     5.0000      6/20/13     225,250      (287,241)
                    First Data Corp.                       Sell      640     3.0000      9/20/08          --          (460)
                    iStar Financial, Inc.                  Sell    4,855     3.9500     12/20/12          --      (473,343)
                    Morgan Stanley                         Sell    2,340     1.5000      9/20/08          --         4,778
                    Station Casinos, Inc.                  Sell      750     5.0000      6/20/13     132,188      (148,315)
                    Univision Communications, Inc.         Sell       30     5.0000      6/20/09       1,800          (229)

JPMorgan Chase Bank
NA, NY Branch:
                    CDX.NA.HY.10 Index                     Sell   30,380     5.0000      6/20/13   1,012,667    (1,836,753)
                    CDX.NA.HY.8 Index                      Sell    9,479     2.7500      6/20/12     477,354      (849,883)
                    CDX.NA.HY.9 Index                      Sell   16,682     3.7500     12/20/12      17,552    (1,503,156)
                    CMBX.NA.AJ.3 Index                     Sell    2,100     1.4700     12/13/49     251,761      (364,356)
                    CMBX.NA.AJ.3 Index                     Sell   12,600     1.4700     12/13/49   2,786,785    (2,186,136)
                    CMBX.NA.AJ.4 Index                     Sell    2,100     0.9600      2/17/51     355,655      (447,768)
                    Dean Foods Co.                         Sell    3,040     1.0300      6/20/11          --      (204,428)
                    Dean Foods Co.                         Sell    3,035     1.0600      6/20/11          --      (201,694)
                    Dean Foods Co.                         Sell    1,560     1.0500      6/20/11          --      (104,082)
                    Dean Foods Co.                         Sell      715     1.0800      6/20/11          --       (47,139)
                    Dole Food Co., Inc.                    Sell    2,475     2.3800      9/20/08          --       (25,926)
                    Ford Motor Co.                         Sell    7,775     6.0000     12/20/16          --    (2,201,390)
                    General Motors Corp.                   Sell    9,450     4.7500     12/20/16          --    (3,464,805)
                    Lehman Brothers Holdings, Inc.         Sell    9,950     1.5500      9/20/08          --      (114,296)
                    Merrill Lynch & Co., Inc.              Sell    9,950     0.8000      9/20/08          --         4,468
                    Morgan Stanley                         Sell    3,215     0.7500      9/20/08          --           457
                    Morgan Stanley                         Sell    8,725     0.7500      9/20/08          --         1,239
                    Rite Aid Corp.                         Sell      975     1.4000      9/20/08          --       (19,775)
                    Toys "R" Us, Inc.                      Sell    1,585     1.9200      9/20/08          --       (23,469)
                    Univision Communications, Inc.         Sell      355     5.0000      6/20/09      46,150        (2,712)

Lehman Brothers
Special Financing,
Inc.:
                    ABX.HE.AA.06-2 Index                   Sell      490     0.1700      5/25/46     120,022      (390,703)
                    ABX.HE.AA.06-2 Index                   Sell    3,630     0.1700      5/25/46   2,350,134    (2,894,394)
                    Amkor Technology, Inc.                 Sell    1,650     2.5000      9/20/08          --         1,007
                    Aramark Corp.                          Sell    1,190     6.0000      3/20/13          --        91,262
                    ArvinMeritor, Inc.                     Sell    3,120     1.1500      9/20/08          --       (38,969)


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    ArvinMeritor, Inc.                     Sell    3,380     2.2000      9/20/08          --        (7,723)
                    ArvinMeritor, Inc.                     Sell    2,200     3.0000      9/20/08          --       (17,272)
                    Beazer Homes USA, Inc.                 Sell    4,810     5.4000      9/20/08          --       (56,628)
                    Bolivarian Republic of Venezuela       Sell    2,890     6.3500      5/20/13          --        78,935
                    Cablevision Systems Corp.              Sell      400     3.4000     12/20/10          --        (8,600)
                    Cablevision Systems Corp.              Sell    1,580     3.1300     12/20/10          --       (24,155)
                    CDX.NA.HY.10 Index                     Sell   15,185     5.0000      6/20/13     700,197      (914,681)
                    CDX.NA.HY.8 Index                      Sell    7,900     2.7500      6/20/12     387,861      (714,879)
                    CDX.NA.HY.8 Index                      Sell   11,048     2.7500      6/20/12     556,373      (999,755)
                    CDX.NA.HY.9 Index                      Sell   33,393     3.7500     12/20/12    (108,920)   (3,034,723)
                    CenturyTel, Inc.                        Buy   10,770     1.2300      9/20/13          --       228,173
                    Charter Communications Holdings
                    LLC                                    Sell    1,605     5.0000      9/20/12     240,750      (733,333)
                    Charter Communications Holdings
                    LLC                                     Buy    1,605     7.2500      9/20/10          --       255,843
                    Charter Communications Holdings
                    LLC                                    Sell    1,605     5.0000      9/20/12     256,800      (733,333)
                    Charter Communications Holdings
                    LLC                                     Buy    1,605     7.6000      9/20/10          --       246,727
                    CMBX.NA.AJ.3 Index                     Sell    5,300     1.4700     12/13/49     747,792      (923,719)
                    CMBX.NA.AJ.4 Index                     Sell    5,300     0.9600      2/17/51   1,009,149    (1,131,071)
                    CSC Holdings, Inc.                     Sell    1,185     5.6000      3/20/13          --        63,683
                    Dillard's, Inc.                        Sell    1,955     3.2500      9/20/09          --           471
                    Dillard's, Inc.                        Sell    1,705     2.2500     12/20/08          --        12,762
                    Dillard's, Inc.                        Sell    4,955     2.2500     12/20/08          --        37,088
                    Dole Food Co., Inc.                     Buy    1,370     5.0000      6/20/09     (68,500)       35,309
                    Dole Food Co., Inc.                    Sell    1,370     5.0000      6/20/13     198,650      (231,482)
                    Dole Food Co., Inc.                    Sell    3,170     3.2000      9/20/08          --       (26,695)
                    Dole Food Co., Inc.                    Sell    2,300     5.2500      9/20/08          --        (7,556)
                    First Data Corp.                       Sell    3,170     2.7500      9/20/08          --        (4,276)
                    First Data Corp.                       Sell    3,175     3.5000      9/20/08          --         1,721
                    First Data Corp.                       Sell    1,650     3.0000      9/20/08          --        (1,185)
                    First Data Corp.                       Sell    2,200     3.0000      9/20/08          --        (1,580)
                    GMAC LLC                               Sell    3,210     1.4000      3/20/17          --    (1,214,651)
                    GMAC LLC                               Sell    3,400     1.4000      3/20/17          --    (1,286,546)
                    JSC "Gazprom"                           Buy    6,555     2.1500      2/20/11          --      (175,615)
                    K. Hovnanian Enterprises, Inc.         Sell    3,616     4.2200      9/20/08          --       (26,845)
                    Lennar Corp.                           Sell    5,920     2.9000     12/20/08          --      (107,128)
                    MBIA, Inc.                             Sell   17,870     1.9500      9/20/08          --    (1,414,160)
                    Nalco Co.                              Sell      960     3.4000      9/20/12          --        (2,333)
                    Nortel Networks Corp.                  Sell    1,490     1.8500      9/20/08          --           453
                    Owens-Illinois, Inc.                   Sell    1,550     2.6400      6/20/13          --         2,525
                    Owens-Illinois, Inc.                   Sell    1,150     3.4100      3/20/13          --        58,505
                    Owens-Illinois, Inc.                   Sell    2,620     3.4600      3/20/13          --       138,574
                    Reliant Energy, Inc.                   Sell      155     2.5000      9/20/11          --        (2,075)
                    Rite Aid Corp.                         Sell    1,600     1.3500      9/20/08          --       (32,650)
                    Rite Aid Corp.                         Sell    1,850     1.3500      9/20/08          --       (37,751)
                    Rite Aid Corp.                         Sell    2,300     1.4500      9/20/08          --       (46,361)
                    Six Flags, Inc.                        Sell    5,125     5.2200      9/20/08          --       (77,567)
                    Six Flags, Inc.                        Sell    1,380     7.0000      9/20/08          --       (14,787)
                    Six Flags, Inc.                        Sell    2,050     5.0000      9/20/08          --       (32,146)
                    Smurfit-Stone Container
                    Enterprises, Inc.                      Sell    1,365     6.5800      6/20/13          --       (19,646)
                    Smurfit-Stone Container
                    Enterprises, Inc.                      Sell      450     6.7000      6/20/13          --        (4,585)
                    Smurfit-Stone Container
                    Enterprises, Inc.                      Sell      610     6.6000      6/20/13          --        (8,352)
                    Station Casinos, Inc.                  Sell    1,060     5.0000      6/20/13     188,150      (210,943)
                    The Bear Stearns Cos., Inc.            Sell    9,945     1.6000      9/20/08          --       (28,652)
                    Toys "R" Us, Inc.                      Sell    3,130     1.8500      9/20/08          --       (46,894)
                    Toys "R" Us, Inc.                      Sell    4,250     1.9500      9/20/08          --       (62,611)
                    Toys "R" Us, Inc.                      Sell    1,778     4.3000      9/20/08          --       (15,750)
                    Tribune Co.                            Sell    3,215     5.0000      3/20/10     755,525      (839,022)
                    Tribune Co.                            Sell    1,605     7.4500      9/20/08          --       (28,055)
                    Tribune Co.                            Sell    1,005     7.5500      9/20/08          --       (17,319)
                    Tribune Co.                            Sell      400     7.5500      9/20/08          --        (6,893)
                    Tribune Co.                            Sell      450     6.4000     12/20/08          --       (10,566)
                    Tribune Co.                            Sell    1,030     6.0000     12/20/08          --       (26,166)
                    Tribune Co.                            Sell    1,595     5.0000      3/20/10     414,700      (415,370)
                    Tribune Co.                            Sell    1,700     5.0000      3/20/10     510,000      (442,714)


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    Tribune Co.                            Sell    1,600     5.0000      3/20/10     504,000      (416,672)
                    Tribune Co.                            Sell      400     5.0000      3/20/10     132,000      (104,168)
                    Tribune Co.                            Sell    1,200     5.0000      3/20/10     396,000      (312,504)
                    Tribune Co.                            Sell    1,070     5.0000      3/20/10     374,500      (278,649)
                    Tribune Co.                            Sell    1,185     5.0000      3/20/10     402,900      (308,598)
                    Univision Communications, Inc.         Sell    8,890     5.0000      9/20/09     266,700      (346,348)
                    Univision Communications, Inc.         Sell      370     5.0000      3/20/09      31,450       (12,922)
                    Washington Mutual, Inc.                Sell    2,445     4.4000     12/20/08          --       (35,180)
                    Washington Mutual, Inc.                Sell    5,200     5.1500     12/20/08          --       (55,783)
                    Washington Mutual, Inc.                Sell    2,500     7.5000      6/20/09          --        (9,694)

Merrill Lynch
International:
                    El Paso Corp.                          Sell    1,165     2.9000      3/20/18          --        32,044
                    El Paso Corp.                          Sell    2,975     2.8900      3/20/18          --        79,843
                    Ford Motor Co.                         Sell    6,480     5.3000     12/20/12          --    (1,584,872)
                    General Motors Corp.                   Sell    4,315     4.0500     12/20/12          --    (1,322,560)
                    Reliant Energy, Inc.                   Sell    1,805     2.0500      9/20/11          --       (47,428)
                    Smurfit-Stone Container
                    Enterprises, Inc.                      Sell    1,645     6.8000      6/20/13          --       (10,995)
                    Smurfit-Stone Container
                    Enterprises, Inc.                      Sell    1,305     6.7000      6/20/13          --       (13,295)
                    TXU Corp.                              Sell    3,050     1.5300      6/20/11          --      (240,669)
                    TXU Corp.                              Sell    3,060     1.5800      6/20/11          --      (237,526)
                    TXU Corp.                              Sell    3,060     1.5900      6/20/11          --      (236,740)
                    TXU Corp.                              Sell    3,850     1.6200      6/20/11          --      (294,891)
                    TXU Corp.                              Sell    4,450     2.0600      6/20/11          --      (290,514)

Morgan Stanley
Capital Services,
Inc.:
                    ABX.HE.AA.06-2 Index                   Sell      625     0.1700      5/25/46      49,932      (498,346)
                    ABX.HE.AA.06-2 Index                   Sell    1,320     0.1700      5/25/46     131,994    (1,052,507)
                    ABX.HE.AAA.06-2 Index                  Sell    3,130     0.1100      5/25/46     970,137      (967,813)
                    Aramark Corp.                          Sell    1,895     5.9200      3/20/13          --        139,610
                    Capmark Financial Group, Inc.          Sell    1,135     7.4000     12/20/12          --       (90,741)
                    Capmark Financial Group, Inc.          Sell    1,045     7.1500     12/20/12          --       (91,261)
                    CDX North America Investment
                    Grade Index                            Sell   28,708     3.0000      3/23/13          --    (2,146,071)
                    CDX.NA.HY.10 Index                     Sell   30,260     5.0000      6/20/13   1,042,289    (1,823,501)
                    CDX.NA.HY.9 Index                      Sell   15,345     3.7500     12/20/12      82,344    (1,380,349)
                    CDX.NA.IG.10 Index                     Sell   32,950     1.5500      6/20/13    (689,567)      573,165
                    CDX.NA.IG.10 Index                     Sell   19,765     1.5500      6/20/13    (363,028)      106,727
                    CDX.NA.IG.10 Index                     Sell    9,885     1.5500      6/20/13    (142,163)       53,377
                    Ford Motor Co.                         Sell    7,775     6.1500     12/20/16          --    (2,164,653)
                    Ford Motor Co.                         Sell    2,705     5.9000     12/20/16          --      (774,404)
                    General Motors Corp.                   Sell    6,220     4.9000     12/20/16          --    (2,254,601)
                    General Motors Corp.                   Sell    2,175     4.6200     12/20/16          --      (805,318)
                    Istanbul Bond Co. SA for
                    Finansbank                             Sell   25,090     1.3000      3/24/13          --    (1,469,371)
                    iStar Financial, Inc.                  Sell    2,870     4.8600     12/20/12          --      (194,265)
                    Joint Stock Co. "Halyk Bank of
                    Kazakhstan"                            Sell    8,090     4.7800      3/20/13          --         6,205
                    Joint Stock Co. "Halyk Bank of
                    Kazakhstan"                            Sell    8,080     4.8800      3/20/13          --        35,819
                    Lennar Corp.                           Sell    1,090     2.9000     12/20/08          --       (19,725)
                    Republic of Peru                       Sell    6,760     1.0400      6/20/17          --      (130,387)
                    Republic of Turkey                      Buy   12,545     2.9800      4/20/13          --      (389,899)
                    Residential Capital LLC                Sell    9,565     6.1700      9/20/08          --      (166,708)
                    Residential Capital LLC                Sell    3,253     6.2500      9/20/08          --       (55,129)
                    Yasar                                  Sell    3,390     8.7500      6/20/10          --        15,231
                    Yasar                                  Sell    3,390     8.5000     10/20/09           -        32,608

UBS AG:
                    ABX.HE.AAA.06-2 Index                  Sell    2,770     0.1100      5/25/46     865,481      (856,499)
                    CDX.NA.HY.10 Index                     Sell   30,370     5.0000      6/20/13     989,134    (1,826,727)
                    iStar Financial, Inc.                  Sell    1,035     4.5600     12/20/12          --       (80,228)
                    Lehman Brothers Holdings, Inc.         Sell    3,980     1.5500      9/20/08          --       (45,718)
                    Massey Energy Co.                      Sell      960     5.0500      9/20/12          --        84,288
                    Massey Energy Co.                      Sell    1,610     5.1000      9/20/12          --       144,275
                    Republic of The Philippines            Sell    9,895     1.4500      6/20/17          --      (648,934)
                    Univision Communications, Inc.         Sell      280     5.0000      6/20/09      25,200        (2,139)
                                                                                                 ----------- --------------
                                                                                                 $27,438,778 $(119,137,736)
                                                                                                 =========== ==============


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

SWAP                                      NOTIONAL             PAID BY       RECEIVED BY   TERMINATION
COUNTERPARTY                               AMOUNT              THE FUND       THE FUND         DATE         VALUE
-------------------------------------  -------------       --------------  --------------  -----------  ------------
Banco Santander Central Hispano SA        18,790,000  BRR            BZDI         14.0000%      1/3/12  $     68,252
Banco Santander, SA, Inc.:
                                                                MXN-TIIE-
                                          81,010,000  MXN         BANXICO          8.5700       5/3/18      (527,561)
                                                                MXN-TIIE-
                                          71,200,000  MXN         BANXICO          8.6450      5/17/18      (441,445)
                                          19,010,000  BRR            BZDI         13.5500       1/2/17      (242,810)
Barclays Bank plc                         82,350,000  MXN        MXN-TIIE          9.2700      7/17/26      (285,935)
Citibank NA, New York                                                         Three-Month
                                         328,800,000  TWD          2.3200%   TWD-Telerate      6/27/11        12,782
Credit Suisse International               84,250,000  MXN        MXN-TIIE          8.3000     12/17/26    (1,009,789)
                                                                            INR MIBOR-OIS
Deutsche Bank AG                         329,300,000  INR          7.1750        Compound      6/27/11        20,849

Goldman Sachs Capital Markets LP         154,850,000  MXN        MXN-TIIE          8.1400      1/10/18       (69,684)
                                                                                     CNY-
Goldman Sachs International               66,200,000  CNY           4.000   CFXSREPOFIX01      2/16/17       511,497
J Aron & Co.:
                                          94,770,000  MXN        MXN-TIIE          9.1500      8/27/26      (484,431)
                                                                One-Month
                                                                MXN-TIIE-
                                          40,600,000  MXN         BANXICO          9.3300      9/16/26      (136,262)
                                          34,060,000  BRR            BZDI         12.9200       1/2/14      (792,042)
                                          16,960,000  BRR            BZDI         12.8700       1/2/14      (409,861)
                                          33,770,000  BRR            BZDI         12.7100       1/4/10      (296,770)
                                          66,840,000  BRR            BZDI         12.6100       1/4/10      (330,385)
                                          73,600,000  BRR            BZDI         12.3900       1/2/12    (1,778,640)
                                          19,925,000  BRR            BZDI         14.1600       1/2/17         6,563
                                          92,950,000  BRR            BZDI         14.8900       1/4/10     2,597,857
                                             130,000  BRR            BZDI         12.2600       1/2/15        (4,197)
                                              60,000  BRR            BZDI         12.2900       1/2/15        (1,894)
                                          18,790,000  BRR            BZDI         14.0500       1/2/12        78,004
                                          19,160,000  BRR            BZDI         13.6700       1/2/17      (244,439)
                                          26,190,000  BRR            BZDI         13.1000       1/2/17      (659,986)
                                          29,700,000  BRR            BZDI         14.3000       1/2/17           556
JPMorgan Chase Bank NA:
                                                                MXN-TIIE-
                                          60,100,000  MXN         BANXICO          8.5700       5/3/18      (417,782)
                                                                MXN-TIIE-
                                          68,760,000  MXN         BANXICO          9.3200       6/1/18      (105,949)
                                                                One-Month
                                                                MXN-TIIE-
                                         537,550,000  MXN         BANXICO          8.3685      4/23/18    (4,232,181)
                                          73,600,000  BRR            BZDI         12.3800       1/2/12    (1,495,690)
                                                                           Six-Month CZK-
                                         799,000,000  CZK          4.4000          PRIBOR       4/4/18       982,795
                                                           Six-Month HUF-
                                       2,903,000,000  HUF   BUBOR-Reuters          8.4800       6/6/13        (5,474)
                                          37,410,000  BRR            BZDI         13.9100       1/2/12       179,197

Lehman Brothers Holdings, Inc.:
                                          16,120,000  BRR            BZDI         13.8500       1/2/17         2,262
                                          17,580,000  BRR            BZDI         14.3100       1/2/17           658
Lehman Brothers Special Financing,
Inc.                                      61,550,000  BRR            BZDI         12.9000       1/2/14    (1,400,895)


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                           Six-Month SGD-
Merrill Lynch                             69,210,000  SGD          3.2534    SOR-Telerate      4/3/18      3,375,014

                                                                MXN-TIIE-
Merrill Lynch Capital Services, Inc.      92,040,000  MXN         BANXICO          8.5700      5/11/18      (592,600)
Morgan Stanley Capital Services,
Inc.:
                                                                                Six-Month
                                          38,630,000  EUR          4.7130         EURIBOR      8/22/17      (605,901)
                                                                           Six-Month NOK-
                                         416,200,000  NOK          4.9850      NIBOR-NIBR      1/18/11       180,758
                                                              Three-Month
                                         165,730,000  SEK      SEK-STIBOR          4.2600      1/18/11      (511,930)
                                                           Six-Month EUR-
                                          17,590,000  EUR         EURIBOR          3.9960      1/18/11      (217,819)
                                                           Six-Month CHF-
                                          28,450,000  CHF       BBA-LIBOR          2.6600      1/18/11      (549,589)
                                          15,700,000  BRR            BZDI         13.9300       1/2/17         2,468
UBS AG                                    20,800,000  BRR            BZDI         14.3400       1/2/17           649
                                                           Six-Month AUD-
Westpac Banking Corp.                     55,600,000  AUD        BBR-BBSW          7.3510       6/4/18      (332,439)
                                                                                                        ------------
                                                                                                        $(10,164,219)
                                                                                                        ============


Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD      Australian Dollar
BRR      Brazilian Real
CHF      Swiss Franc
CNY      Chinese Renminbi (Yuan)
CZK      Czech Koruna
EUR      Euro
HUF      Hungarian Forint
INR      Indian Rupee
MXN      Mexican Nuevo Peso
NOK      Norwegian Krone
SEK      Swedish Krona
SGD      Singapore Dollar
TWD      New Taiwan Dollar

Abbreviations are as follows:

BANXICO             Banco de Mexico
BBA LIBOR           British Bankers' Association London-Interbank Offered Rate
BBR BBSW            Bank Bill Rate-Reuters
BUBOR               Budapest Interbank Offered Rate
BZDI                Brazil Interbank Deposit Rate
CNY-CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR             Euro Interbank Offered Rate
MIBOR-OIS           Mid Market Interest Rate for French Franc/Austrian Schilling
                    and India Swap Composites-Overnight Indexed Swap
TIIE                Interbank Equilibrium Interest Rate
NIBOR NIBR          Norwegian Interbank Offered Rate
PRIBOR              Prague Interbank Offering Rate
SOR                 Swap Offer Rate
STIBOR              Stockholm Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                      NOTIONAL                                                                       TERMINATION
SWAP COUNTERPARTY      AMOUNT                  PAID BY THE FUND            RECEIVED BY THE FUND          DATE         VALUE
-----------------  --------------       -----------------------------  ----------------------------  -----------  -------------
Citibank NA:
                                        If positive, the Total Return  If negative, the Total
                                        of the Lehman Brothers U.S.    Return of the Lehman
                   $   39,800,000       CMBS AAA Index                 Brothers U.S. CMBS AAA Index       2/1/09  $   (823,645)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       23,600,000       CMBS AAA 8.5+ Index            Index minus 15 basis points        8/1/08      (930,943)


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                        If positive, the Total Return  If negative, the Total
                                        of the Lehman Brothers U.S.    Return of the Lehman
                                        CMBS AAA Index minus 15 basis  Brothers U.S. CMBS AAA Index
                       19,900,000       points                         plus 15 basis points               2/1/09      (409,418)
Citibank NA, New
York:
                                        One-Month JPY-BBA-LIBOR plus
                                        40 basis points and if
                                        negative, the absolute value   If positive, the Total
                                        of the Total Return of a       Return of a custom basket of
                    3,352,221,451  JPY  custom basket of securities    securities                        4/14/09    (2,051,110)
                                        One-Month GBP-BBA-LIBOR plus
                                        35 basis points and if
                                        negative, the absolute value   If positive, the Total
                                        of the Total Return of a       Return of a custom basket of
                       16,178,035  GBP  custom basket of securities    securities                         5/8/09    (3,637,854)
Deutsche Bank AG:
                       13,250,000       Six-Month USD BBA- LIBOR                    5.46% times UDI      5/13/15     4,328,926
                        7,260,000       Six-Month USD LIBOR                         5.25% times UDI      6/23/15     2,070,014
Deutsche Bank AG,      26,402,902       One-Month USD BBA LIBOR plus   If positive, the Total                       (1,949,561)
 London                                 20 basis points and if         Return of a custom equity
                                        negative, the absolute value   basket                            9/15/08
                                        of the Total Return of a
                                        custom equity basket
Goldman Sachs
Group, Inc.
(The):
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       21,930,000       CMBS AAA 8.5+ Index            Index plus 50 basis points         8/1/08      (843,635)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       22,600,000       CMBS AAA 8.5+ Index            Index                              3/1/09      (885,707)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                        5,100,000       CMBS AAA 8.5+ Index            Index plus 50 basis points         3/1/09      (180,940)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       31,800,000       CMBS AAA 8.5+ Index            Index plus 250 basis points        3/1/09      (656,029)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       13,860,000       CMBS AAA 8.5+ Index            Index plus 200 basis points        3/1/09      (337,380)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       35,000,000       CMBS AAA 8.5+ Index            Index minus 50 basis points       12/1/08    (1,456,075)
                        7,490,000       Six-Month USD-BBA-LIBOR                     5.10% times UDI      1/14/15     2,492,744
                        7,490,000       Six-Month BBA-LIBOR                         5.08% times UDI      1/20/15     2,620,266
Goldman Sachs
International:


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                        One-Month USD-BBA-LIBOR plus
                                        30 basis points and if
                                        negative, the absolute value   If positive, the Total
                                        of the Total Return of a       Return of a custom equity
                      105,421,107       custom equity basket           basket                             6/8/09    (2,896,227)
                                        One-Month USD BBA LIBOR and
                                        if negative, the absolute      If positive, the Total
                                        value of the MSCI Daily Total  Return of the MSCI Daily
                                        Return New Belgium USD Market  Total Return New Belgium USD
                        1,808,147       Index                          Market Index                      10/8/08      (330,060)
                                        One-Month USD BBA LIBOR and
                                        if negative, the absolute      If positive, the Total
                                        value of the MSCI Daily Total  Return of the MSCI Daily
                                        Return New Belgium USD Market  Total Return New Belgium USD
                        9,103,713       Index                          Market Index                      10/8/08    (1,430,845)
                                        If negative, the absolute      If positive, the Total
                                        value of the Total Return of   Return of the BOVESPA 8/08
                       17,440,601  BRR  the BOVESPA 08/08 Index        Index                             8/14/08      (612,428)
Lehman Brothers
Holdings, Inc.:
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       30,200,000       CMBS AAA 8.5+ Index            Index minus 30 basis points        8/1/08    (1,198,848)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       40,860,000       CMBS AAA 8.5+ Index            Index plus 35 basis points         8/1/08    (1,602,831)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       13,750,000       CMBS AAA 8.5+ Index            Index                              3/1/09      (542,852)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       15,300,000       CMBS AAA 8.5+ Index            Index                              5/1/09      (604,047)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       30,700,000       CMBS AAA 8.5+ Index            Index minus 20 basis points        5/1/09    (1,216,477)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       18,100,000       CMBS AAA 8.5+ Index            Index minus 35 basis points       12/1/08      (719,165)
Merrill Lynch
Capital Services,
Inc.:
                                                                       The Constant Maturity Option
                       43,500,000                               5.33%  Price divided by 10,000           8/13/17      (343,872)
                                                                       The Constant Maturity
                                                                       Option Price divided by
                      177,060,000                               4.66   10,000                            6/11/17     5,732,997
Morgan Stanley:
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       25,730,000       CMBS AAA 8.5+ Index            Index plus 225 basis points        8/1/08      (902,515)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                        9,000,000       CMBS AAA 8.5+ Index            Index plus 150 basis points        8/1/08      (326,921)


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                        4,240,000       CMBS AAA 8.5+ Index            Index                              8/1/08      (164,600)
                                        If positive, the Total Return  If negative, the Total
                                        of the Lehman Brothers U.S.    Return of the Lehman
                       71,400,000       CMBS AAA Index                 Brothers U.S. CMBS AAA Index       3/1/09    (1,247,125)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       21,750,000       CMBS AAA 8.5+ Index            Index plus 250 basis points        3/1/09      (352,994)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       12,860,000       CMBS AAA 8.5+ Index            Index plus 250 basis points        3/1/09      (208,713)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       40,850,000       CMBS AAA 8.5+ Index            Index minus 50 basis points       12/1/08    (1,592,830)
                                                                       If negative, the Total
                                        If positive, the Total Return  Return of the Lehman
                                        of the Lehman Brothers U.S.    Brothers U.S. CMBS AAA 8.5+
                       10,430,000       CMBS AAA 8.5+ Index            Index minus 65 basis points       12/1/08      (414,460)
                                        One-Month EUR BBA- LIBOR plus
                                        25 basis points and if
                                        negative, the absolute value   If positive, the Total
                                        of the Total Return of a       Return of a custom basket of
                       13,804,200  EUR  custom basket of securities    securities                         3/6/09    (2,138,945)
Morgan Stanley
Capital
Services, Inc.:
                                                                       7.75% from debt obligations
                                                                       of JSC Rushydro and OJSC
                      936,780,000  RUR  Three-Month USD BBA-LIBOR      Saratovskaya HPP                 12/26/13     3,312,300
                                        One-Month EUR BBA- LIBOR plus
                                        30 basis points and if
                                        negative, the absolute value   If positive, the Total
                                        of the Total Return of a       Return of a custom basket of
                       12,608,800  EUR  custom basket of securities    securities                        10/7/08    (1,736,285)
                                                                                                                  ------------
                                                                                                                  $(14,188,090)
                                                                                                                  ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR         Brazilian Real
EUR         Euro
GBP         British Pound Sterling
JPY         Japanese Yen
RUR         Russian Ruble

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
BOVESPA     Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS        Commercial Mortgage Backed Securities
LIBOR       London-Interbank Offered Rate
MSCI        Morgan Stanley Capital International
UDI         Unidad de Inversion (Unit of Investment)

CURRENCY SWAPS CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                          NOTIONAL             PAID BY     RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                          AMOUNT             THE FUND      THE FUND        DATE         VALUE
-----------------                      -------------       --------------  -----------  -----------  ----------
Credit Suisse International:
                                                              Three Month
                                          11,360,000  TRY   USD BBA LIBOR        16.75%     2/26/12  $  773,779


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED


                                                              Three-Month
                                           4,575,000  TRY  USD  BBA LIBOR        17.25       2/7/12     419,945
                                                              Three-Month
                                           6,900,000  TRY   USD BBA LIBOR        17.30       2/9/12     624,156
Merrill Lynch International                                   Three-Month
                                           7,160,000  TRY        BBA LIBOR       17.10       2/6/12     758,950
                                                                                                     ----------
                                                                                                     $2,576,830
                                                                                                     ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY                           New Turkish Lira

Abbreviation is as follows:

BBA LIBOR                     British Bankers' Association London-Interbank Offered Rate

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

CATASTROPHE/EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities           $218,530,058

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $3,671,963, representing 0.03% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "master funds"). Each master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annualand seminannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual areports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended June 30, 2008 was as follows:


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                     CALL OPTIONS                    PUT OPTIONS
                            -----------------------------   -----------------------------
                               NUMBER OF       AMOUNT OF       NUMBER OF       AMOUNT OF
                               CONTRACTS        PREMIUMS       CONTRACTS        PREMIUMS
                            ---------------   -----------   ---------------   -----------
Options outstanding as of
   September 30, 2007            16,070,000   $   101,920        16,070,000   $   102,047
Options written              53,128,905,000    11,745,066    46,226,040,000    11,329,819
Options closed or
   expired                  (29,695,595,000)   (6,149,393)  (24,508,515,000)   (6,218,048)
Options exercised           (23,449,380,000)   (5,697,593)  (21,733,595,000)   (5,213,818)
                            ---------------   -----------   ---------------   -----------
Options outstanding as of
   June 30, 2008                         --   $        --                --   $        --
                            ===============   ===========   ===============   ===========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received.

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written and purchased swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid if the option expires unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $45,980,035. Collateral of $47,045,845 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

UNFUNDED PURCHASE COMMITMENTS


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $53,007,987 at June 30, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of June 30, 2008, the Fund had unfunded purchase commitments as follows:

                                                       COMMITMENT
                                                      TERMINATION     UNFUNDED
                                                          DATE         AMOUNT
                                                      -----------   -----------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.     10/20/13    $22,517,987

                                              COMMITMENT
                                  INTEREST   TERMINATION     UNFUNDED     UNREALIZED
                                    RATE         DATE         AMOUNT     DEPRECIATION
                                  --------   -----------   -----------   ------------
Deutsche Bank AG; An unfunded
commitment that Oppenheimer
receives .50% quarterly; and
will pay out, upon request, up
to 30,490,000 USD to a Peruvian
Trust through Deutsche Bank's
Global Note Program. Upon
funding requests, the unfunded
portion decreases and new
structured securities will be
created and held by the fund to
maintain a consistent exposure
level.                              0.50%      9/20/10     $30,490,000     $205,264

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $11,066,009,443
Federal tax cost of other investments       197,080,231
                                        ---------------
Total federal tax cost                  $11,263,089,674
                                        ===============


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Gross unrealized appreciation           $   337,146,795
Gross unrealized depreciation              (566,326,700)
                                        ---------------
Net unrealized depreciation             $  (229,179,905)
                                        ===============


                     57 | OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By:  /s/ John V. Murphy
     ----------------------------
     John V. Murphy
     Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John V. Murphy
     ----------------------------
     John V. Murphy
     Principal Executive Officer

Date: 08/07/2008

By:  /s/ Brian W. Wixted
     ----------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 08/07/2008